Quarterly Holdings Report
for
Fidelity® Global ex U.S. Index Fund
January 31, 2024
GUX-NPRT1-0324
1.929354.112
Common Stocks - 95.9%
	Shares	Value ($)
Australia - 4.7%
Ampol Ltd.	90,375	2,137,594
ANZ Group Holdings Ltd.	1,124,260	19,836,876
APA Group unit	483,028	2,671,673
Aristocrat Leisure Ltd.	219,623	6,331,868
ASX Ltd.	73,251	3,131,654
Aurizon Holdings Ltd.	694,887	1,712,919
BHP Group Ltd.	1,900,695	58,149,929
BlueScope Steel Ltd.	170,556	2,604,103
Brambles Ltd.	522,019	4,977,329
CAR Group Ltd.	134,610	2,890,253
Cochlear Ltd.	24,699	4,901,491
Coles Group Ltd.	502,504	5,214,674
Commonwealth Bank of Australia	627,335	47,837,076
Computershare Ltd.	204,468	3,386,654
DEXUS Property Group unit	410,432	2,077,060
EBOS Group Ltd.	56,346	1,290,341
Endeavour Group Ltd.	532,162	1,947,573
Fortescue Ltd.	635,258	12,277,473
Glencore PLC	3,927,069	20,777,956
Goodman Group unit	641,808	10,653,484
IDP Education Ltd.	97,993	1,254,875
IGO Ltd.	253,795	1,233,752
Insurance Australia Group Ltd.	919,472	3,609,318
Macquarie Group Ltd.	137,658	16,985,546
Medibank Private Ltd.	1,019,545	2,552,576
Mineral Resources Ltd.	66,399	2,560,930
Mirvac Group unit	1,503,224	2,112,632
National Australia Bank Ltd.	1,171,175	24,700,555
Northern Star Resources Ltd.	433,123	3,715,246
Orica Ltd.	174,439	1,839,791
Origin Energy Ltd.	648,392	3,618,809
Pilbara Minerals Ltd. (a)	1,077,050	2,453,162
Qantas Airways Ltd. (b)	310,209	1,118,417
QBE Insurance Group Ltd.	561,910	5,785,753
Ramsay Health Care Ltd.	69,640	2,321,698
REA Group Ltd.	19,882	2,371,261
Reece Ltd.	82,841	1,220,276
Rio Tinto Ltd.	139,066	11,966,268
Rio Tinto PLC	422,356	29,235,245
Santos Ltd.	1,219,822	6,164,910
Scentre Group unit	1,969,243	3,914,949
SEEK Ltd.	134,023	2,209,409
Sonic Healthcare Ltd.	167,804	3,498,747
South32 Ltd.	1,691,051	3,661,494
Stockland Corp. Ltd. unit	908,937	2,684,192
Suncorp Group Ltd.	477,916	4,398,999
Telstra Group Ltd.	1,516,442	3,999,364
The GPT Group	710,641	2,147,824
The Lottery Corp. Ltd.	841,860	2,763,307
Transurban Group unit	1,154,554	10,143,029
Treasury Wine Estates Ltd.	303,870	2,130,774
Vicinity Centres unit	1,431,400	1,900,050
Washington H. Soul Pattinson & Co. Ltd.	87,781	1,962,182
Wesfarmers Ltd.	425,020	16,089,959
Westpac Banking Corp.	1,313,860	20,611,341
WiseTech Global Ltd.	62,812	2,957,260
Woodside Energy Group Ltd.	712,474	14,902,269
Woolworths Group Ltd.	458,086	10,758,136
TOTAL AUSTRALIA		452,362,285
Austria - 0.2%
Erste Group Bank AG	129,300	5,596,367
Mondi PLC	155,882	2,793,347
Mondi PLC	10,509	189,069
OMV AG	56,132	2,505,941
Verbund AG	25,441	2,079,928
Voestalpine AG	42,836	1,277,683
TOTAL AUSTRIA		14,442,335
Belgium - 0.5%
Ageas	60,555	2,605,238
Anheuser-Busch InBev SA NV	325,418	20,129,576
D'ieteren Group	7,918	1,606,146
Elia Group SA/NV	10,902	1,317,204
Groupe Bruxelles Lambert SA	33,349	2,537,235
KBC Group NV	94,030	6,145,870
Lotus Bakeries SA	151	1,287,535
Sofina SA	5,698	1,370,733
Syensqo SA	27,985	2,494,777
UCB SA	47,106	4,444,221
Umicore SA	77,608	1,765,308
Warehouses de Pauw	64,820	1,910,991
TOTAL BELGIUM		47,614,834
Brazil - 1.2%
Ambev SA	1,772,500	4,679,537
Atacadao SA	226,700	476,334
B3 SA - Brasil Bolsa Balcao	2,196,198	5,802,566
Banco Bradesco SA	603,015	1,665,034
Banco BTG Pactual SA unit	442,900	3,220,018
Banco do Brasil SA	319,900	3,644,913
Banco Santander SA (Brasil) unit	141,300	817,101
BB Seguridade Participacoes SA	262,600	1,815,366
CCR SA	373,000	987,760
Centrais Eletricas Brasileiras SA (Electrobras)	450,480	3,710,659
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	129,000	2,053,314
Companhia Siderurgica Nacional SA (CSN)	253,300	906,469
Cosan SA	463,164	1,707,978
CPFL Energia SA	89,600	655,760
Energisa SA unit	80,200	819,256
Eneva SA (b)	339,500	874,378
ENGIE Brasil Energia SA	76,350	625,360
Equatorial Energia SA	381,947	2,731,387
Hapvida Participacoes e Investimentos SA (b)(c)	1,818,155	1,423,874
Hypera SA	139,900	895,977
Klabin SA unit	279,300	1,200,205
Localiza Rent a Car SA	339,377	3,707,227
Localiza Rent a Car SA rights 2/5/24 (b)	1,217	2,211
Lojas Renner SA	373,122	1,208,745
Magazine Luiza SA (b)	1,104,252	468,055
Natura & Co. Holding SA (b)	328,603	1,061,208
Petroleo Brasileiro SA - Petrobras (ON)	1,376,609	11,714,402
Prio SA	297,600	2,638,779
Raia Drogasil SA	478,364	2,442,800
Rede D'Oregon Sao Luiz SA (c)	209,192	1,146,367
Rumo SA	492,800	2,293,712
Sendas Distribuidora SA	501,400	1,382,433
Suzano Papel e Celulose SA	298,038	3,105,264
Telefonica Brasil SA	154,000	1,596,448
TIM SA	312,900	1,095,125
Totvs SA	202,300	1,287,037
Ultrapar Participacoes SA	269,600	1,532,907
Vale SA	1,277,386	17,470,466
Vibra Energia SA	441,351	2,115,713
Weg SA	631,700	4,123,441
Wheaton Precious Metals Corp.	170,569	7,994,014
Yara International ASA	62,585	2,079,175
TOTAL BRAZIL		111,178,775
Burkina Faso - 0.0%
Endeavour Mining PLC	67,689	1,211,246
Canada - 7.3%
Agnico Eagle Mines Ltd. (Canada)	186,202	9,151,867
Air Canada (b)	67,438	913,920
Algonquin Power & Utilities Corp.	248,332	1,472,131
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	289,817	16,982,248
AltaGas Ltd.	106,406	2,212,092
ARC Resources Ltd.	229,510	3,564,408
Bank of Montreal	269,901	25,423,231
Bank of Nova Scotia	459,330	21,479,473
Barrick Gold Corp. (Canada)	660,170	10,311,704
BCE, Inc.	26,943	1,087,179
Brookfield Asset Management Ltd. Class A	132,012	5,308,170
Brookfield Corp. (Canada) Class A	522,664	20,744,060
CAE, Inc. (b)	119,224	2,387,229
Cameco Corp.	163,195	7,791,652
Canadian Apartment Properties (REIT) unit	32,104	1,114,429
Canadian Imperial Bank of Commerce	351,467	15,883,919
Canadian National Railway Co.	208,756	25,896,334
Canadian Natural Resources Ltd.	409,431	26,202,122
Canadian Pacific Kansas City Ltd.	349,294	28,108,236
Canadian Tire Ltd. Class A (non-vtg.)	19,946	2,120,037
Canadian Utilities Ltd. Class A (non-vtg.)	49,418	1,126,236
CCL Industries, Inc. Class B	57,342	2,454,133
Cenovus Energy, Inc. (Canada)	535,121	8,668,924
CGI, Inc. Class A (sub. vtg.) (b)	78,483	8,789,022
Constellation Software, Inc.	7,551	20,869,842
Constellation Software, Inc. warrants 8/22/28 (b)(d)	7,326	1
Descartes Systems Group, Inc. (Canada) (b)	31,829	2,786,946
Dollarama, Inc.	106,238	7,796,871
Element Fleet Management Corp.	147,379	2,486,188
Emera, Inc.	102,457	3,620,612
Empire Co. Ltd. Class A (non-vtg.)	53,517	1,386,836
Enbridge, Inc.	796,991	28,300,309
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,006	8,345,546
FirstService Corp.	15,176	2,540,000
Fortis, Inc.	181,723	7,290,817
Franco-Nevada Corp.	72,256	7,817,589
George Weston Ltd.	23,424	2,984,515
GFL Environmental, Inc.	86,405	2,935,758
Gildan Activewear, Inc.	65,201	2,153,241
Great-West Lifeco, Inc.	104,205	3,478,538
Hydro One Ltd. (c)	123,484	3,664,704
iA Financial Corp., Inc.	37,583	2,555,012
IGM Financial, Inc.	31,191	843,778
Imperial Oil Ltd.	74,771	4,312,909
Intact Financial Corp.	66,744	10,437,670
Ivanhoe Mines Ltd. (b)	229,964	2,413,472
Keyera Corp.	84,789	2,050,904
Kinross Gold Corp.	466,150	2,569,208
Loblaw Companies Ltd.	59,009	5,896,730
Magna International, Inc. Class A (sub. vtg.)	102,373	5,818,231
Manulife Financial Corp.	680,231	15,036,978
MEG Energy Corp. (b)	105,810	2,000,588
Metro, Inc.	86,650	4,549,536
National Bank of Canada	126,823	9,700,033
Northland Power, Inc.	96,521	1,776,139
Nutrien Ltd.	185,697	9,259,643
Onex Corp. (sub. vtg.)	24,984	1,844,741
Open Text Corp.	102,220	4,457,703
Pan American Silver Corp.	138,531	1,875,313
Parkland Corp.	53,529	1,826,703
Pembina Pipeline Corp.	206,247	7,104,242
Power Corp. of Canada (sub. vtg.)	216,060	6,298,034
Quebecor, Inc. Class B (sub. vtg.)	56,504	1,373,882
RB Global, Inc.	68,497	4,381,753
Restaurant Brands International, Inc.	107,165	8,365,478
Restaurant Brands International, Inc. (a)	867	67,695
RioCan (REIT)	58,664	798,070
Rogers Communications, Inc. Class B (non-vtg.)	133,754	6,247,723
Royal Bank of Canada	522,407	50,983,690
Saputo, Inc.	93,359	1,924,885
Shopify, Inc. Class A (b)	451,506	36,145,331
Stantec, Inc.	41,858	3,363,397
Sun Life Financial, Inc.	219,813	11,394,078
Suncor Energy, Inc.	488,322	16,170,252
TC Energy Corp.	386,232	15,237,268
Teck Resources Ltd. Class B (sub. vtg.)	173,169	6,930,882
TELUS Corp.	179,885	3,221,861
TFI International, Inc. (Canada)	30,636	4,026,237
The Toronto-Dominion Bank	681,716	41,411,541
Thomson Reuters Corp.	59,597	8,848,345
TMX Group Ltd.	104,910	2,594,561
Toromont Industries Ltd.	31,144	2,727,894
Tourmaline Oil Corp.	121,745	5,263,890
West Fraser Timber Co. Ltd.	21,434	1,704,421
WSP Global, Inc.	46,909	6,891,291
TOTAL CANADA		700,353,061
Chile - 0.2%
Antofagasta PLC	148,361	3,262,111
Banco de Chile	17,478,557	1,959,711
Banco de Credito e Inversiones	28,787	762,246
Banco Santander Chile	24,431,455	1,129,869
Cencosud SA	468,435	815,202
Compania Sud Americana de Vapores SA	5,525,781	398,180
Empresas CMPC SA	426,131	694,330
Empresas COPEC SA	143,559	912,660
Enel Americas SA	7,906,370	801,266
Enel Chile SA	10,181,816	612,026
Falabella SA (b)	316,660	752,621
LATAM Airlines Group SA (b)	67,792,768	837,749
Lundin Mining Corp.	243,671	1,990,039
TOTAL CHILE		14,928,010
China - 6.8%
360 Security Technology, Inc. (A Shares) (b)	154,800	147,065
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	48,200	111,732
3Peak, Inc. (A Shares)	2,486	33,951
3SBio, Inc. (c)	670,500	505,255
AAC Technology Holdings, Inc.	260,000	583,840
Accelink Technologies Co. Ltd. (A Shares)	17,000	51,677
ACM Research Shanghai, Inc. (A Shares)	6,261	67,680
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	13,645	216,614
AECC Aero-Engine Control Co. Ltd. (A Shares)	27,900	59,101
AECC Aviation Power Co. Ltd.	58,200	255,103
Agricultural Bank of China Ltd.:
(A Shares)	2,154,700	1,169,550
(H Shares)	10,143,000	3,927,278
Aier Eye Hospital Group Co. Ltd. (A Shares)	207,169	370,871
AIMA Technology Group Co. Ltd.	19,100	71,893
Air China Ltd.:
(A Shares) (b)	192,700	191,323
(H Shares) (b)	744,000	415,650
Airtac International Group	54,043	1,619,992
Akeso, Inc. (a)(b)(c)	186,000	944,454
Alibaba Group Holding Ltd.	6,111,912	54,817,606
Alibaba Health Information Technology Ltd. (b)	1,956,000	718,744
Aluminum Corp. of China Ltd.:
(A shares)	648,700	516,466
(H Shares)	936,000	456,170
Amlogic Shanghai Co. Ltd. (A Shares)	8,978	55,610
Angel Yeast Co. Ltd. (A Shares)	19,600	84,471
Anhui Conch Cement Co. Ltd.:
(A Shares)	32,800	105,784
(H Shares)	548,000	1,097,607
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	3,400	94,519
(B Shares)	55,802	721,057
Anhui Honglu Steel Construction Group Co. Ltd.	14,950	34,226
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares) (b)	43,400	73,907
Anhui Kouzi Distillery Co. Ltd. (A Shares)	13,500	73,334
Anhui Yingjia Distillery Co. Ltd. (A Shares)	14,800	103,973
Anjoy Foods Group Co. Ltd. (A Shares)	6,700	69,554
Anker Innovations Technology Co. Ltd. (A Shares)	6,900	65,986
Anta Sports Products Ltd.	484,200	4,086,868
Apeloa Pharmaceutical Co. Ltd. A Shares	27,200	46,090
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (b)	19,000	54,964
ASR Microelectronics Co. Ltd. (A Shares)	8,869	57,004
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	7,360	88,042
Autobio Diagnostics Co. Ltd.	12,800	84,001
Autohome, Inc. ADR Class A	25,096	632,419
Avary Holding Shenzhen Co. Ltd. (A Shares)	39,400	96,220
AVIC Capital Co. Ltd. (A Shares)	204,200	96,781
AviChina Industry & Technology Co. Ltd. (H Shares)	871,000	321,257
Avicopter PLC (A Shares)	13,700	62,959
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (b)	105,000	64,445
Baidu, Inc. Class A (b)	848,694	10,988,225
Bank of Beijing Co. Ltd. (A Shares)	471,716	335,528
Bank of Changsha Co. Ltd. (A Shares)	104,200	104,196
Bank of Chengdu Co. Ltd. (A Shares)	77,600	135,653
Bank of China Ltd.:
(A Shares)	990,200	597,122
(H Shares)	29,575,000	11,098,623
Bank of Communications Co. Ltd.:
(A Shares)	730,700	612,530
(H Shares)	3,567,000	2,110,256
Bank of Hangzhou Co. Ltd. (A Shares)	119,780	182,306
Bank of Jiangsu Co. Ltd. (A Shares)	459,730	469,640
Bank of Nanjing Co. Ltd. (A Shares)	211,900	245,496
Bank of Ningbo Co. Ltd. (A Shares)	146,440	440,303
Bank of Shanghai Co. Ltd. (A Shares)	398,120	355,511
Bank of Suzhou Co. Ltd.	79,200	78,155
Baoshan Iron & Steel Co. Ltd. (A Shares)	470,300	404,032
BeiGene Ltd. (b)	257,371	2,916,841
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	96,900	64,078
Beijing E-Hualu Information Technology Co. Ltd. (A Shares) (b)	14,800	45,043
Beijing Easpring Material Technology Co. Ltd. (A Shares)	10,900	48,353
Beijing Enlight Media Co. Ltd. (A Shares)	63,600	65,634
Beijing Enterprises Holdings Ltd.	187,500	678,624
Beijing Enterprises Water Group Ltd.	1,442,000	350,833
Beijing Kingsoft Office Software, Inc. (A Shares)	10,132	301,715
Beijing New Building Materials PLC (A Shares)	36,100	134,605
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	25,200	56,809
Beijing Roborock Technology Co. Ltd. (A Shares)	3,052	122,184
Beijing Shiji Information Technology Co. Ltd. (A Shares)	52,733	52,236
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	39,300	144,587
Beijing Tongrentang Co. Ltd. (A Shares)	29,200	178,064
Beijing United Information Technology Co. Ltd. (A Shares)	16,225	40,034
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	18,746	141,096
Beijing Yanjing Brewery Co. Ltd. (A Shares)	64,000	72,948
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	1,123,800	778,969
Beiqi Foton Motor Co. Ltd. (A Shares) (b)	158,600	53,774
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	9,600	69,174
Betta Pharmaceuticals Co. Ltd. (A Shares)	8,800	46,619
BGI Genomics Co. Ltd.	8,300	43,419
Bilibili, Inc. Class Z (a)(b)	71,431	644,978
Bloomage Biotechnology Corp. Ltd. (A Shares)	10,867	84,804
BOC Aviation Ltd. Class A (c)	74,000	554,805
BOC Hong Kong (Holdings) Ltd.	1,404,149	3,365,457
BOC International China Co. Ltd.	54,800	79,162
BOE Technology Group Co. Ltd. (A Shares)	880,300	442,171
Bosideng International Holdings Ltd.	1,368,000	618,414
Brilliance China Automotive Holdings Ltd.	1,134,000	604,592
BTG Hotels Group Co. Ltd. (b)	29,700	58,011
Budweiser Brewing Co. APAC Ltd. (c)	660,793	1,041,504
By-Health Co. Ltd. (A Shares)	33,900	71,165
BYD Co. Ltd.:
(A Shares)	37,500	895,702
(H Shares)	396,500	8,877,705
BYD Electronic International Co. Ltd.	289,000	990,002
C&D International Investment Group Ltd.	263,616	435,312
Caitong Securities Co. Ltd.	97,770	101,446
Cambricon Technologies Corp. Ltd. (A Shares) (b)	9,193	139,761
Canmax Technologies Co. Ltd. (A Shares)	15,730	43,217
Cathay Biotech, Inc. (A Shares)	15,847	96,883
CECEP Solar Energy Co. Ltd. (A Shares)	95,100	66,916
CECEP Wind-Power Corp. (A Shares)	156,650	62,053
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	18,900	43,534
CGN Power Co. Ltd.:
(A Shares)	485,500	258,867
(H Shares) (c)	3,810,000	1,067,657
Changchun High & New Technology Industry Group, Inc. (A Shares)	8,700	138,700
Changjiang Securities Co. Ltd. (A Shares)	165,200	113,744
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	6,100	106,963
Chaozhou Three-Circle Group Co. (A Shares)	41,300	131,530
Chengxin Lithium Group Co. Ltd. (A Shares)	18,200	51,502
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (b)	37,100	62,031
China Baoan Group Co. Ltd. (A Shares)	56,600	85,333
China Cinda Asset Management Co. Ltd. (H Shares)	3,353,000	321,709
China CITIC Bank Corp. Ltd.:
(A Shares)	200,300	175,227
(H Shares)	3,022,000	1,497,709
China Coal Energy Co. Ltd. (H Shares)	791,000	868,660
China Communications Services Corp. Ltd. (H Shares)	828,000	340,944
China Construction Bank Corp.:
(A Shares)	612,642	587,152
(H Shares)	35,507,000	21,086,315
China CSSC Holdings Ltd. (A Shares)	98,000	418,189
China Eastern Airlines Corp. Ltd. (A Shares) (b)	332,700	173,795
China Energy Engineering Corp. Ltd. (A Shares)	648,100	190,907
China Everbright Bank Co. Ltd.:
(A Shares)	324,600	142,800
(H Shares)	2,510,000	745,184
China Everbright International Ltd.	1,282,481	447,304
China Feihe Ltd. (c)	1,351,000	618,939
China Film Co. Ltd. (A Shares) (b)	38,800	63,404
China Galaxy Securities Co. Ltd.:
(A Shares)	80,200	130,193
(H Shares)	1,345,500	659,250
China Gas Holdings Ltd.	1,008,600	919,564
China Great Wall Securities Co. Ltd. (A Shares)	68,600	70,170
China Greatwall Technology Group Co. Ltd. (A Shares)	71,700	83,146
China Hongqiao Group Ltd.	878,000	643,675
China Huishan Dairy Holdings Co. Ltd. (b)(d)	397,000	1
China International Capital Corp. Ltd.	36,000	162,426
China International Capital Corp. Ltd. (H Shares) (c)	626,800	745,042
China Jushi Co. Ltd. (A Shares)	110,322	141,316
China Life Insurance Co. Ltd.:
(A Shares)	31,100	125,020
(H Shares)	2,942,000	3,391,662
China Literature Ltd. (b)(c)	150,400	437,447
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,234,000	744,363
China Medical System Holdings Ltd.	501,000	715,945
China Meheco Co. Ltd. (A Shares)	33,180	48,584
China Mengniu Dairy Co. Ltd.	1,168,000	2,587,961
China Merchants Bank Co. Ltd.:
(A Shares)	345,400	1,482,503
(H Shares)	1,635,251	5,961,121
China Merchants Energy Shipping Co. Ltd. (A Shares)	190,000	171,710
China Merchants Holdings International Co. Ltd.	558,655	690,708
China Merchants Securities Co. Ltd. (A Shares)	156,930	293,037
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	210,800	258,472
China Minmetals Rare Earth Co. Ltd. (A Shares)	22,700	76,176
China Minsheng Banking Corp. Ltd.:
(A Shares)	801,300	441,751
(H Shares)	2,709,800	901,264
China National Building Materials Co. Ltd. (H Shares)	1,431,000	504,777
China National Chemical Engineering Co. Ltd. (A Shares)	123,200	110,217
China National Medicines Corp. Ltd. (A Shares)	17,200	71,725
China National Nuclear Power Co. Ltd. (A Shares)	406,100	469,847
China National Software & Service Co. Ltd. (A Shares)	19,630	72,691
China Northern Rare Earth Group High-Tech Co. Ltd.	79,700	187,711
China Oilfield Services Ltd. (H Shares)	650,000	624,718
China Oriental Group Co. Ltd. (H Shares)	107	16
China Overseas Land and Investment Ltd.	1,473,500	2,229,097
China Overseas Property Holdings Ltd.	490,000	324,768
China Pacific Insurance (Group) Co. Ltd.	101,700	354,025
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,116,200	2,053,777
China Petroleum & Chemical Corp.:
(A Shares)	924,000	769,396
(H Shares)	9,080,000	4,723,448
China Power International Development Ltd.	1,856,248	694,478
China Railway Group Ltd.:
(A Shares)	695,300	613,082
(H Shares)	1,065,000	487,064
China Railway Signal & Communications Corp. (A Shares)	163,929	106,333
China Resource Gas Group Ltd.	340,100	964,518
China Resources Beer Holdings Co. Ltd.	603,162	2,181,240
China Resources Land Ltd.	1,218,634	3,699,842
China Resources Microelectronics Ltd. (A Shares)	29,035	153,400
China Resources Mixc Lifestyle Services Ltd. (c)	278,000	802,812
China Resources Pharmaceutical Group Ltd. (c)	576,000	351,201
China Resources Power Holdings Co. Ltd.	708,523	1,433,414
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	21,900	159,913
China Ruyi Holdings Ltd. (a)(b)	2,060,000	345,593
China Shenhua Energy Co. Ltd.:
(A Shares)	135,500	703,764
(H Shares)	1,295,500	4,914,720
China Southern Airlines Ltd.:
(A Shares) (b)	323,800	260,538
(H Shares) (b)	572,000	211,620
China State Construction Engineering Corp. Ltd. (A Shares)	907,460	652,225
China State Construction International Holdings Ltd.	801,250	846,362
China Taiping Insurance Group Ltd.	534,777	443,931
China Three Gorges Renewables Group Co. Ltd. (A Shares)	613,400	379,195
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	63,900	712,609
(H Shares) (c)	17,300	151,718
China Tower Corp. Ltd. (H Shares) (c)	16,578,000	1,844,160
China Traditional Chinese Medicine Holdings Co. Ltd.	1,108,000	423,637
China United Network Communications Ltd. (A Shares)	707,400	445,965
China Vanke Co. Ltd.:
(A Shares)	187,300	251,444
(H Shares)	889,600	699,934
China XD Electric Co. Ltd. (A Shares)	103,000	73,232
China Yangtze Power Co. Ltd. (A Shares)	545,530	1,858,395
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	11,100	69,033
China Zheshang Bank Co. Ltd.	508,950	190,962
ChinaSoft International Ltd.	990,000	564,157
Chongqing Brewery Co. Ltd. (A Shares)	10,800	83,882
Chongqing Changan Automobile Co. Ltd. (A Shares)	188,290	336,375
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	232,300	140,349
Chongqing Taiji Industry Group Co. Ltd. (A Shares) (b)	11,700	54,596
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	53,400	334,672
Chow Tai Fook Jewellery Group Ltd.	740,200	1,002,740
CITIC Pacific Ltd.	2,271,000	2,191,956
CITIC Securities Co. Ltd.:
(A Shares)	204,630	586,338
(H Shares)	768,675	1,500,242
Cmoc Group Ltd.:
(A Shares)	361,400	270,976
(H Shares)	1,419,000	777,263
CNGR Advanced Material Co. Ltd.	13,100	79,576
CNPC Capital Co. Ltd. (A Shares)	223,000	191,596
Contemporary Amperex Technology Co. Ltd.	105,180	2,226,460
COSCO Shipping Development Co. Ltd. (A Shares)	201,700	66,135
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	80,100	147,778
(H Shares)	472,000	438,875
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	464,620	639,808
(H Shares)	870,650	914,729
Cosco Shipping Ports Ltd.	528,344	323,546
Country Garden Holdings Co. Ltd. (a)(b)	4,534,517	367,776
Country Garden Services Holdings Co. Ltd.	801,000	529,134
CRRC Corp. Ltd.:
(A Shares)	1,186,500	941,369
(H Shares)	476,000	221,242
CSC Financial Co. Ltd. (A Shares)	95,200	297,206
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	26,600	100,050
CSPC Pharmaceutical Group Ltd.	3,406,640	2,506,230
CSSC Science & Technology Co. Ltd.	38,900	86,979
Daqin Railway Co. Ltd. (A Shares)	374,200	386,859
Daqo New Energy Corp. ADR (b)	21,215	382,931
DaShenLin Pharmaceutical Group Co. Ltd.	24,830	78,995
Datang International Power Generation Co. Ltd. (A Shares)	202,600	68,970
DHC Software Co. Ltd. (A Shares)	60,800	42,413
Do-Fluoride New Materials Co. Ltd. (A Shares)	23,380	39,601
Dong-E-E-Jiao Co. Ltd. (A Shares)	13,300	97,503
Dongfang Electric Corp. Ltd. (A Shares)	61,400	122,949
Dongfeng Motor Group Co. Ltd. (H Shares)	944,000	364,546
Dongxing Securities Co. Ltd. (A Shares)	67,500	74,770
East Buy Holding Ltd. (a)(b)(c)	169,500	498,001
East Money Information Co. Ltd. (A Shares)	348,789	607,971
Eastroc Beverage Group Co. Ltd.	5,400	122,657
Ecovacs Robotics Co. Ltd. Class A	12,700	56,640
Empyrean Technology Co. Ltd. (A Shares)	9,100	98,607
ENN Energy Holdings Ltd.	300,300	2,235,389
ENN Natural Gas Co. Ltd. (A Shares)	60,000	146,250
Eoptolink Technology, Inc. Ltd. (A Shares)	15,300	90,085
ESR Group Ltd. (c)	791,259	1,011,445
Eve Energy Co. Ltd. (A shares)	45,524	221,286
Everbright Securities Co. Ltd. (A Shares)	86,400	188,660
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (b)	182,839	53,802
Fangda Carbon New Material Co. Ltd. (A Shares) (b)	75,600	46,650
Far East Horizon Ltd.	739,000	541,771
Farasis Energy Gan Zhou Co. Ltd. (A Shares) (b)	25,172	42,413
FAW Jiefang Group Co. Ltd. (A Shares) (b)	74,400	81,492
First Capital Securities Co. Ltd. (A Shares)	83,000	60,891
Flat Glass Group Co. Ltd. (a)	64,000	96,257
Flat Glass Group Co. Ltd. (A Shares)	76,900	218,740
Focus Media Information Technology Co. Ltd. (A Shares)	317,140	250,225
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	103,377	490,570
Fosun International Ltd.	932,500	489,353
Founder Securities Co. Ltd. (A Shares)	186,400	179,749
Foxconn Industrial Internet Co. Ltd. (A Shares)	294,896	546,699
Fujian Sunner Development Co. Ltd. A Shares	29,800	62,238
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	90,600	481,671
(H Shares) (c)	178,400	806,531
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	1,600	40,340
GalaxyCore, Inc. (A Shares)	36,469	83,156
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	62,720	298,027
(H Shares) (c)	102,740	274,450
GCL Technology Holdings Ltd.	8,024,000	923,265
GD Power Development Co. Ltd. (A Shares)	411,600	256,944
GDS Holdings Ltd. Class A (a)(b)	343,600	230,130
Geely Automobile Holdings Ltd.	2,257,000	2,139,318
GEM Co. Ltd. (A Shares)	106,200	66,723
Gemdale Corp. (A Shares)	103,400	58,337
Genscript Biotech Corp. (a)(b)	426,000	707,123
GF Securities Co. Ltd.:
(A Shares)	269,600	515,738
(H Shares)	144,000	144,923
Giant Network Group Co. Ltd. (A Shares)	44,900	57,590
Gigadevice Semiconductor Beijing, Inc. (A Shares)	14,384	125,407
Ginlong Technologies Co. Ltd. (A Shares)	8,900	74,145
GoerTek, Inc. (A Shares)	76,300	161,919
Goldwind Science & Technology Co. Ltd. (A Shares)	103,982	101,243
Goneo Group Co. Ltd. (A Shares)	9,300	120,653
GoodWe Technologies Co. Ltd. (A Shares)	3,959	51,522
Gotion High-tech Co. Ltd. (A Shares) (b)	38,500	100,392
Great Wall Motor Co. Ltd.:
(A Shares)	47,200	134,720
(H Shares)	867,500	854,147
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	62,200	306,412
Greenland Holdings Corp. Ltd. (A Shares) (b)	263,200	77,554
Greentown China Holdings Ltd.	430,500	324,318
GRG Banking Equipment Co. Ltd. (A Shares)	43,500	57,512
Guangdong Haid Group Co. Ltd. (A Shares)	36,900	194,840
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (b)	65,100	56,226
Guangdong Investment Ltd.	1,060,000	616,249
Guanghui Energy Co. Ltd. (A Shares)	151,500	148,768
Guangzhou Automobile Group Co. Ltd.	159,600	182,731
Guangzhou Automobile Group Co. Ltd. (H Shares)	992,000	392,102
Guangzhou Baiyun International Airport Co. Ltd. (A Shares) (b)	51,700	67,951
Guangzhou Baiyunshan Pharma Health (A Shares)	30,200	115,216
Guangzhou Haige Communications Group (A Shares)	45,300	60,907
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	10,500	76,561
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	14,300	68,290
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	42,420	110,585
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	104,804	83,740
Guolian Securities Co. Ltd. (b)	55,900	79,429
Guosen Securities Co. Ltd. (A Shares)	151,000	169,465
Guotai Junan Securities Co. Ltd.:
(A Shares)	43,000	87,758
(H Shares) (c)	228,600	253,886
Guoyuan Securities Co. Ltd. (A Shares)	91,900	82,010
H World Group Ltd. ADR	76,764	2,438,792
Haidilao International Holding Ltd. (c)	611,000	962,641
Haier Smart Home Co. Ltd.	836,200	2,362,819
Haier Smart Home Co. Ltd. (A Shares)	204,329	637,588
Hainan Airlines Co. Ltd. (A Shares) (b)	948,700	181,115
Hainan Airport Infrastructure Co. Ltd. (A Shares) (b)	251,200	122,360
Haitian International Holdings Ltd.	229,000	509,732
Haitong Securities Co. Ltd.:
(A Shares)	188,500	231,574
(H Shares)	1,136,000	523,630
Hanergy Mobile Energy Holding (b)(d)	576,000	1
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	68,700	65,349
Hangzhou Chang Chuan Technology Co. Ltd.	12,700	42,465
Hangzhou First Applied Material Co. Ltd. (A Shares)	39,392	124,997
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	24,100	62,713
Hangzhou Lion Electronics Co. Ltd. (A Shares)	14,900	42,499
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	21,100	70,047
Hangzhou Robam Appliances Co. Ltd. (A Shares)	21,100	64,102
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	29,000	73,497
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	4,600	26,053
(H Shares) (c)	7,800	24,396
Hansoh Pharmaceutical Group Co. Ltd. (c)	438,000	657,853
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	17,200	63,875
Hebei Hengshui Laobaigan Liquor Co. Ltd.	21,600	52,844
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	28,200	90,817
Heilongjiang Agriculture Co. Ltd. (A Shares)	32,100	51,027
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	51,300	119,358
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	71,600	284,614
Hengan International Group Co. Ltd.	232,500	719,934
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	34,100	60,316
Hengli Petrochemical Co. Ltd. (A Shares) (b)	157,200	257,461
Hengtong Optic-electric Co. Ltd. (A Shares)	52,300	80,231
Hengyi Petrochemical Co. Ltd. (A Shares) (b)	73,630	64,033
Hesteel Co. Ltd. (A Shares)	237,700	68,997
Hisense Electric Co. Ltd.	26,900	83,171
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	11,600	186,259
HLA Group Corp. Ltd. (A Shares)	113,400	121,613
Hongfa Technology Co. Ltd. (A Shares)	18,620	58,269
Hoshine Silicon Industry Co. Ltd. (A Shares)	17,400	106,402
Hoymiles Power Electronics, Inc. (A Shares)	1,914	50,093
Hoyuan Green Energy Co. Ltd. (A Shares)	12,297	42,383
Hua Hong Semiconductor Ltd. (b)(c)	217,000	393,127
Huadian Power International Corp. Ltd.:
(A Shares)	21,700	18,414
(H Shares)	238,000	114,137
Huadong Medicine Co. Ltd. (A Shares)	38,660	156,215
Huafon Chemical Co. Ltd. (A Shares)	94,500	80,541
Huagong Tech Co. Ltd. (A Shares)	22,800	81,724
Huaibei Mining Holdings Co. Ltd. (A Shares)	55,500	134,591
Hualan Biological Engineer, Inc. (A Shares)	41,350	101,569
Huaneng Power International, Inc.:
(A Shares) (b)	244,900	299,055
(H Shares) (b)	1,450,000	817,678
Huatai Securities Co. Ltd.:
(A Shares)	66,400	127,503
(H Shares) (c)	650,600	767,527
HUAXI Securities Co. Ltd.	59,200	61,556
Huaxia Bank Co. Ltd. (A Shares)	286,000	241,743
Huayu Automotive Systems Co. Ltd. (A Shares)	67,031	152,111
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	10,300	36,224
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	18,900	79,442
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	24,300	55,493
Huizhou Desay SV Automotive Co. Ltd.	12,400	147,312
Humanwell Healthcare Group Co. Ltd. (A Shares)	38,100	107,132
Hunan Valin Steel Co. Ltd. (A Shares)	139,500	106,253
Hundsun Technologies, Inc. (A Shares)	41,777	122,479
Hwatsing Technology Co. Ltd. (A Shares)	3,716	76,681
Hygeia Healthcare Holdings Co. (c)	129,400	421,700
Hygon Information Technology Co. Ltd. (A Shares)	43,142	397,062
IEIT Systems Co. Ltd. (A Shares)	32,012	125,695
iFlytek Co. Ltd. (A Shares)	50,300	268,065
IMEIK Technology Development Co. Ltd. (A Shares)	4,800	181,643
Industrial & Commercial Bank of China Ltd.:
(A Shares)	1,760,800	1,270,339
(H Shares)	23,953,000	11,668,227
Industrial Bank Co. Ltd. (A Shares)	546,200	1,200,041
Industrial Securities Co. Ltd. (A Shares)	186,940	142,235
Ingenic Semiconductor Co. Ltd. (A Shares)	9,900	65,664
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	141,700	536,048
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (b)	978,800	193,838
Inner Mongolia Dian Tou Energy Corp. Ltd.	46,800	96,550
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	164,900	81,881
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	462,100	874,115
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	78,600	57,385
Innovent Biologics, Inc. (b)(c)	447,000	1,800,924
iQIYI, Inc. ADR (b)	162,192	543,343
iRay Technology Co. Ltd. (A Shares)	2,161	64,710
iSoftStone Information Technology Group Co. Ltd. (A Shares)	21,450	93,716
JA Solar Technology Co. Ltd. (A Shares)	72,996	174,091
Jason Furniture Hangzhou Co. Ltd. (A Shares)	18,020	85,327
JCET Group Co. Ltd. (A Shares)	37,800	118,261
JD Health International, Inc. (b)(c)	426,450	1,407,195
JD Logistics, Inc. (b)(c)	727,400	635,148
JD.com, Inc. Class A	884,217	9,970,551
Jiangsu Eastern Shenghong Co. Ltd.	139,600	192,705
Jiangsu Expressway Co. Ltd. (H Shares)	456,000	435,379
Jiangsu Hengli Hydraulic Co. Ltd.	28,772	196,024
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	141,048	738,833
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	27,900	172,423
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares)	20,700	67,223
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	8,000	79,862
Jiangsu Phoenix Publishing & Media Corp. Ltd.	53,500	72,371
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	33,500	427,623
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	7,800	53,526
Jiangsu Yoke Technology Co. Ltd. (A Shares)	10,300	55,677
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	21,300	94,770
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	73,400	118,534
Jiangxi Copper Co. Ltd.:
(A Shares)	70,300	176,738
(H Shares)	407,000	569,202
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (b)	35,600	44,901
Jinduicheng Molybdenum Co. Ltd. (A Shares)	71,500	91,092
Jinko Solar Co. Ltd. (A Shares)	147,331	162,932
JiuGui Liquor Co. Ltd. (A Shares)	7,300	63,347
Jizhong Energy Resources Co. Ltd. (A Shares)	84,300	88,761
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	39,200	58,793
Jointown Pharmaceutical Group (A Shares)	87,403	84,191
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares) (b)	18,500	56,767
JOYY, Inc. ADR	14,693	450,487
Juewei Food Co. Ltd.	13,800	38,640
Juneyao Airlines Co. Ltd. (A shares) (b)	42,800	71,085
Kangmei Pharmaceutical Co. Ltd. rights (b)(d)	2,866	0
Kanzhun Ltd. ADR	81,694	1,136,364
KE Holdings, Inc. ADR	249,722	3,538,561
Keda Industrial Group Co. Ltd.	40,500	61,191
Kingboard Chemical Holdings Ltd.	249,000	443,197
Kingdee International Software Group Co. Ltd. (b)	1,016,000	982,131
Kingnet Network Co. Ltd. (A Shares)	46,000	60,543
Kingsoft Corp. Ltd.	347,200	844,653
Kuaishou Technology Class B (b)(c)	881,600	4,443,562
Kuang-Chi Technologies Co. Ltd. (A Shares) (b)	45,500	75,638
Kunlun Energy Co. Ltd.	1,448,000	1,297,259
Kunlun Tech Co. Ltd. (A Shares) (b)	26,500	110,254
Kweichow Moutai Co. Ltd. (A Shares)	29,300	6,568,971
Lb Group Co. Ltd. (A Shares)	48,600	109,247
Lenovo Group Ltd.	2,754,000	2,883,634
Lens Technology Co. Ltd. (A Shares)	106,900	155,760
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	37,400	68,426
Li Auto, Inc. Class A (b)	432,164	5,973,773
Li Ning Co. Ltd.	885,500	1,891,713
Liaoning Port Co. Ltd. (A Shares)	390,600	74,659
Lingyi iTech Guangdong Co. (A Shares)	150,800	99,807
Livzon Pharmaceutical Group, Inc. (A Shares)	14,900	70,485
Longfor Properties Co. Ltd. (c)	733,508	813,319
LONGi Green Energy Technology Co. Ltd.	167,968	453,563
Lufax Holding Ltd. ADR (a)	75,670	179,338
Luxi Chemical Group Co. Ltd.	42,500	54,806
Luxshare Precision Industry Co. Ltd. (A Shares)	157,047	557,826
Luzhou Laojiao Co. Ltd. (A Shares)	32,700	671,180
Mango Excellent Media Co. Ltd. (A Shares)	41,100	122,629
Maxscend Microelectronics Co. Ltd. (A Shares)	11,952	153,629
Meihua Holdings Group Co. Ltd. (A Shares)	69,600	96,845
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (b)	86,164	58,742
Meituan Class B (b)(c)	1,908,910	15,353,798
Metallurgical Corp. China Ltd. (H Shares)	920,000	180,041
Microport Scientific Corp. (b)	301,300	222,514
Ming Yang Smart Energy Group Ltd. (A Shares)	47,800	60,003
MINISO Group Holding Ltd.	138,620	586,295
Minth Group Ltd.	280,000	453,861
Montage Technology Co. Ltd. (A Shares)	24,805	155,641
Muyuan Foodstuff Co. Ltd. (A Shares)	119,040	586,057
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	35,293	64,135
Nanjing Securities Co. Ltd. (A Shares)	88,600	92,116
NARI Technology Co. Ltd. (A Shares)	171,705	503,054
National Silicon Industry Group Co. Ltd. (A Shares) (b)	61,329	121,260
NAURA Technology Group Co. Ltd.	11,600	367,539
NavInfo Co. Ltd. (A Shares) (b)	52,300	47,331
NetEase, Inc.	727,195	14,135,297
New China Life Insurance Co. Ltd.	21,900	93,423
New China Life Insurance Co. Ltd. (H Shares)	359,900	642,290
New Hope Liuhe Co. Ltd. (A Shares) (b)	103,800	118,558
New Oriental Education & Technology Group, Inc. (b)	562,710	4,343,134
Ninestar Corp. (A Shares)	31,300	84,533
Ningbo Deye Technology Co. Ltd. (A Shares)	9,100	85,944
Ningbo Joyson Electronic Corp. (A shares)	29,500	59,516
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	15,800	77,894
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	9,354	37,132
Ningbo Shanshan Co. Ltd. (A Shares)	44,500	61,987
Ningbo Tuopu Group Co. Ltd. (A Shares)	24,700	168,085
Ningxia Baofeng Energy Group Co. Ltd.	159,200	296,390
NIO, Inc. sponsored ADR (a)(b)	522,506	2,936,484
Nongfu Spring Co. Ltd. (H Shares) (c)	765,400	4,153,945
North Industries Group Red Arrow Co. Ltd. (A Shares)	29,900	47,529
Offcn Education Technology Co. A Shares (b)	141,800	69,794
Offshore Oil Enginering Co. Ltd. (A Shares)	106,500	83,159
OFILM Group Co. Ltd. (A Shares) (b)	74,900	69,850
Oppein Home Group, Inc. (A Shares)	11,260	96,325
Orient Securities Co. Ltd. (A Shares)	168,708	194,823
Oriental Pearl Group Co. Ltd.	66,500	63,351
Ovctek China, Inc. (A Shares)	19,820	48,176
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)	191,700	75,470
PDD Holdings, Inc. ADR (b)	224,371	28,465,949
People's Insurance Co. of China Group Ltd.:
(A Shares)	140,700	100,206
(H Shares)	3,762,000	1,169,523
People.cn Co. Ltd. (A Shares)	24,000	72,090
Perfect World Co. Ltd. (A Shares)	42,950	57,289
PetroChina Co. Ltd.:
(A Shares)	525,000	612,632
(H Shares)	7,896,000	5,711,696
Pharmaron Beijing Co. Ltd. (H Shares) (c)	59,300	76,774
PICC Property & Casualty Co. Ltd. (H Shares)	2,622,933	3,262,576
Ping An Bank Co. Ltd. (A Shares)	423,600	559,577
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	205,300	294,759
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	253,892	1,438,790
(H Shares)	2,516,000	10,576,115
Piotech, Inc. (A Shares)	3,993	90,545
Poly Developments & Holdings (A Shares)	265,700	355,168
Pop Mart International Group Ltd. (c)	174,800	392,012
Postal Savings Bank of China Co. Ltd.	436,700	288,585
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	3,301,000	1,587,481
Power Construction Corp. of China Ltd. (A Shares)	360,700	253,355
Prosus NV	549,135	16,337,684
Pylon Technologies Co. Ltd. (Series A)	3,990	44,528
Qi An Xin Technology Group, Inc. (A Shares) (b)	15,199	62,954
Qifu Technology, Inc. ADR	40,882	586,657
Qinghai Salt Lake Potash Co. Ltd. Class A (b)	116,300	232,685
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	34,200	94,598
Raytron Technology Co. Ltd. (A Shares)	9,121	42,099
Risen Energy Co. Ltd. (A Shares)	25,500	52,385
Rockchip Electronics Co. Ltd.	7,900	50,980
Rongsheng Petrochemical Co. Ltd. (A Shares)	226,550	299,270
SAIC Motor Corp. Ltd. (A Shares)	164,000	313,131
Sailun Group Co. Ltd. A Shares	72,900	122,768
Sanan Optoelectronics Co. Ltd. (A Shares)	110,600	169,698
Sangfor Technologies, Inc. (b)	9,300	70,792
Sany Heavy Equipment International Holdings Co. Ltd.	401,000	260,990
Sany Heavy Industry Co. Ltd. (A Shares)	185,300	338,536
Satellite Chemical Co. Ltd. (A Shares) (b)	76,099	145,118
SDIC Capital Co. Ltd.	140,200	130,615
SDIC Power Holdings Co. Ltd. (A Shares)	167,600	324,968
Seazen Holdings Co. Ltd. (A Shares) (b)	51,700	71,372
Seres Group Co. Ltd. (A Shares) (b)	34,200	270,613
SF Holding Co. Ltd. (A Shares)	107,800	531,631
SG Micro Corp. (A Shares)	9,847	85,384
Shaanxi Coal Industry Co. Ltd. (A Shares)	216,000	730,082
Shan Xi Hua Yang Group New Energy Co. Ltd.	82,650	111,564
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	24,010	50,687
Shandong Gold Mining Co. Ltd.:
(A Shares)	95,832	275,054
(H Shares) (c)	276,500	398,075
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	15,100	56,241
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	44,320	150,701
Shandong Linglong Tyre Co. Ltd. (A Shares)	33,300	91,148
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	237,000	94,836
Shandong Sun Paper Industry JSC Ltd. (A Shares)	56,000	94,967
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	899,600	574,667
Shanghai Aiko Solar Energy Co. Ltd. (A Shares)	40,880	78,939
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	24,180	66,687
Shanghai Baosight Software Co. Ltd.	278,576	548,840
Shanghai Baosight Software Co. Ltd. (A Shares)	20,352	116,379
Shanghai Construction Group Co. Ltd. (A Shares)	168,300	54,525
Shanghai Electric Group Co. Ltd. (A Shares) (b)	265,500	147,411
Shanghai Electric Power Co. Ltd. (A Shares)	68,200	75,577
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	37,800	115,175
(H Shares)	199,500	338,732
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	3,050	107,217
Shanghai Fudan Microelectronics Group Co. Ltd. (A Shares)	12,650	47,921
Shanghai International Airport Co. Ltd. (A Shares) (b)	27,600	127,639
Shanghai International Port Group Co. Ltd. (A Shares)	205,500	158,264
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	19,600	69,230
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (b)	17,430	68,086
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	56,280	77,180
Shanghai M&G Stationery, Inc. (A Shares)	20,300	86,782
Shanghai Moons' Electric Co. Ltd. (A Shares)	9,000	46,633
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	112,000	265,200
(H Shares)	193,300	273,231
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	623,200	594,365
Shanghai Putailai New Energy Technology Co. Ltd.	42,380	97,287
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	153,600	137,926
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	312,600	275,808
Shanghai United Imaging Healthcare Co. Ltd. (A Shares)	18,747	352,846
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	65,400	56,903
Shanghai Zhangjiang High Ltd. (A Shares)	35,100	77,920
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	45,200	106,538
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	67,600	223,573
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)	90,100	67,368
Shanxi Securities Co. Ltd. (A Shares)	84,350	58,281
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	116,400	57,951
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	27,120	758,696
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	126,970	186,139
Shede Spirits Co. Ltd. (A Shares)	7,600	87,789
Shenergy Co. Ltd. (A Shares)	114,200	115,576
Shenghe Resources Holding Co. Ltd. (A Shares)	36,000	41,405
Shengyi Technology Co. Ltd.	44,800	89,826
Shennan Circuits Co. Ltd. (A Shares)	10,700	78,886
Shenwan Hongyuan Group Co. Ltd. (A Shares)	549,400	335,272
Shenzhen Capchem Technology Co. Ltd. (A Shares)	15,700	81,481
Shenzhen Dynanonic Co. Ltd. (A Shares)	6,240	36,137
Shenzhen Energy Group Co. Ltd. (A Shares)	107,820	93,303
Shenzhen Goodix Technology Co. Ltd. (A Shares) (b)	10,600	77,605
Shenzhen Inovance Technology Co. Ltd. (A Shares)	30,650	239,436
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	35,600	59,182
Shenzhen Kangtai Biological Products Co. Ltd.	24,060	70,152
Shenzhen Kedali Industry Co. Ltd.	5,400	50,934
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	26,800	1,004,972
Shenzhen New Industries Biomedical Engineering Co. Ltd.	16,900	162,979
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares) (b)	182,400	75,182
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	23,200	83,966
Shenzhen SC New Energy Technology Corp. (A Shares)	7,800	61,557
Shenzhen Sed Industry Co. Ltd. (A Shares)	24,300	59,559
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	27,217	41,308
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	18,700	57,783
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	17,514	333,931
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	18,100	58,462
Shenzhou International Group Holdings Ltd.	314,500	2,800,751
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	38,060	104,560
Shuangliang Eco-Energy Systems Ltd. (A Shares)	44,100	42,273
Sichuan Changhong Electric Co. Ltd. (A Shares)	106,500	62,669
Sichuan Chuantou Energy Co. Ltd. (A Shares)	87,736	190,175
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	172,200	55,011
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	33,000	106,537
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	156,940	176,027
Sichuan Swellfun Co. Ltd. (A Shares)	11,000	73,341
Sieyuan Electric Co. Ltd. (A Shares)	16,900	119,365
Silergy Corp.	124,000	1,526,354
Sinolink Securities Co. Ltd. (A Shares)	92,300	107,896
Sinoma International Engineering Co. Ltd. (A Shares)	60,700	94,448
Sinoma Science & Technology Co. Ltd. (A Shares)	36,000	71,450
Sinomine Resource Group Co. Ltd. (A Shares)	13,916	60,594
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares) (b)	133,600	49,699
Sinopharm Group Co. Ltd. (H Shares)	491,600	1,292,655
Sinotruk Hong Kong Ltd.	248,500	564,392
SITC International Holdings Co. Ltd.	492,000	746,533
SKSHU Paint Co. Ltd. (A Shares)	11,424	57,403
Smoore International Holdings Ltd. (a)(c)	668,000	403,942
Songcheng Performance Development Co. Ltd. (A Shares)	60,860	75,565
Soochow Securities Co. Ltd. (A Shares)	96,649	90,765
Southwest Securities Co. Ltd. (A Shares)	132,600	68,348
Spring Airlines Co. Ltd. (A Shares) (b)	21,600	157,689
StarPower Semiconductor Ltd. (A Shares)	3,500	62,115
Sungrow Power Supply Co. Ltd. (A Shares)	33,100	362,070
Sunny Optical Technology Group Co. Ltd.	264,000	1,622,646
Sunresin New Materials Co. Ltd. (A Shares)	11,550	71,104
Sunwoda Electronic Co. Ltd. (A Shares)	36,300	59,113
SUPCON Technology Co. Ltd. (A Shares)	14,517	71,501
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	38,200	66,519
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	6,176	88,450
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	8,500	101,369
TAL Education Group ADR (b)	166,261	1,769,017
Tangshan Jidong Cement Co. Ltd. A Shares	68,000	54,356
TBEA Co. Ltd. (A Shares)	102,700	201,241
TCL Technology Group Corp. (A Shares)	403,260	227,908
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	88,500	151,846
Tencent Holdings Ltd.	2,503,400	86,896,321
Tencent Music Entertainment Group ADR (b)	278,265	2,615,691
Thunder Software Technology Co. Ltd. (A Shares)	10,300	72,045
Tianfeng Securities Co. Ltd. (A Shares) (b)	220,200	90,830
Tianjin 712 Communication & Broadcasting Co. Ltd.	16,700	57,955
Tianma Microelectronics Co. Ltd. (A Shares) (b)	49,300	57,156
Tianqi Lithium Corp. (A Shares)	32,800	213,236
Tianshan Aluminum Group Co. Ltd.	86,000	62,822
Tianshui Huatian Technology Co. Ltd. (A Shares)	63,000	57,239
Tingyi (Cayman Islands) Holding Corp.	712,000	708,966
Titan Wind Energy Suzhou Co. Ltd. (A Shares) (b)	42,900	53,418
Tongcheng Travel Holdings Ltd. (b)	458,800	935,885
TongFu Microelectronics Co. Ltd. (A Shares)	34,800	89,231
Tongkun Group Co. Ltd. (A Shares) (b)	49,100	81,483
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	388,400	163,818
Tongwei Co. Ltd. (A Shares)	100,200	325,762
Topchoice Medical Corp. (b)	7,100	58,957
Topsports International Holdings Ltd. (c)	691,000	447,893
TravelSky Technology Ltd. (H Shares)	351,000	353,049
Trina Solar Co. Ltd. (A Shares)	48,382	156,243
Trip.com Group Ltd. (b)	207,005	7,534,864
Tsinghua Tongfang Co. Ltd. (A Shares) (b)	80,700	63,958
Tsingtao Brewery Co. Ltd.:
(A Shares)	32,300	314,053
(H Shares)	220,000	1,255,478
Uni-President China Holdings Ltd.	471,000	264,572
Unigroup Guoxin Microelectronics Co. Ltd. (b)	18,479	134,764
Unisplendour Corp. Ltd. (A Shares) (b)	62,220	134,744
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	42,000	74,648
Verisilicon Microelectronics Shanghai Co. Ltd. (A Shares) (b)	11,098	53,636
Vipshop Holdings Ltd. ADR (b)	129,182	2,052,702
Walvax Biotechnology Co. Ltd. (A Shares)	35,200	81,070
Wanda Film Holding Co. Ltd. (A Shares) (b)	49,900	76,932
Wanhua Chemical Group Co. Ltd. (A Shares)	69,200	675,443
Want Want China Holdings Ltd.	1,797,000	989,073
Weibo Corp. sponsored ADR (a)	29,143	236,058
Weichai Power Co. Ltd.:
(A Shares)	150,200	309,174
(H Shares)	722,600	1,275,725
Weihai Guangwei Composites Co. Ltd. (A Shares)	17,920	58,728
Wens Foodstuffs Group Co. Ltd. (A Shares)	149,200	391,497
Western Mining Co. Ltd. (A Shares)	57,100	113,355
Western Securities Co. Ltd. (A Shares)	93,900	78,173
Western Superconducting Technologies Co. Ltd. (A Shares)	13,872	68,059
Wharf Holdings Ltd.	397,000	1,159,910
Will Semiconductor Ltd.	25,650	309,116
Wilmar International Ltd.	706,793	1,730,716
Wingtech Technology Co. Ltd. (A Shares) (b)	26,800	125,171
Wintime Energy Group Co. Ltd. (A Shares) (b)	564,400	103,142
Wuchan Zhongda Group Co. Ltd.	106,200	64,186
Wuhan Guide Infrared Co. Ltd. (A Shares)	83,044	62,466
Wuliangye Yibin Co. Ltd. (A Shares)	85,900	1,518,782
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	42,530	116,745
WuXi AppTec Co. Ltd.	46,848	356,081
WuXi AppTec Co. Ltd. (H Shares) (c)	143,000	989,416
Wuxi Autowell Technology Co. Ltd. (A Shares)	4,771	47,681
Wuxi Biologics (Cayman), Inc. (b)(c)	1,442,000	3,794,674
XCMG Construction Machinery Co. Ltd. (A Shares)	255,400	200,562
Xiamen C&D, Inc. (A Shares)	65,100	88,022
Xiamen Faratronic Co. Ltd. (A Shares)	4,800	57,634
Xiamen Tungsten Co. Ltd. (A Shares)	32,200	68,592
Xiaomi Corp. Class B (b)(c)	5,772,600	9,094,900
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	39,264	143,503
Xinyi Solar Holdings Ltd.	1,819,446	835,383
XPeng, Inc. Class A (a)(b)	406,426	1,692,623
XTEP International Holdings Ltd.	519,000	255,587
Yadea Group Holdings Ltd. (c)	442,000	606,027
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	11,600	53,117
Yankuang Energy Group Co. Ltd.:
(A Shares)	133,450	425,916
(H Shares)	773,000	1,588,117
Yantai Jereh Oilfield Services (A Shares)	24,000	88,084
Yealink Network Technology Corp. Ltd.	27,160	92,357
Yifeng Pharmacy Chain Co. Ltd.	21,719	114,984
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	32,600	134,800
Yintai Gold Co. Ltd. (A Shares)	59,540	117,238
Yonghui Superstores Co. Ltd. (A Shares) (b)	202,500	69,248
YongXing Special Materials Technology Co. Ltd. (A Shares)	11,830	73,623
Yonyou Network Technology Co. Ltd. (A Shares)	77,030	120,150
Youngor Fashion Co. Ltd. (A Shares)	112,893	106,146
YTO Express Group Co. Ltd. (A Shares)	74,000	115,267
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (b)	34,000	59,485
Yuexiu Property Co. Ltd.	593,920	371,916
Yum China Holdings, Inc.	156,297	5,406,313
Yunda Holding Co. Ltd. (A Shares)	64,620	56,246
Yunnan Aluminium Co. Ltd. (A Shares)	75,600	113,342
Yunnan Baiyao Group Co. Ltd. (A Shares)	38,080	247,287
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	9,500	74,802
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	102,400	66,600
Yunnan Energy New Material Co. Ltd.	21,000	124,454
Yunnan Tin Co. Ltd. (A Shares)	39,200	68,898
Yunnan Yuntianhua Co. Ltd. (Series A)	41,500	91,250
Yutong Bus Co. Ltd.	44,500	94,140
Zai Lab Ltd. (b)	339,110	720,528
Zangge Mining Co. Ltd. (Series A)	30,700	106,114
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	13,198	367,020
Zhaojin Mining Industry Co. Ltd. (H Shares)	477,500	445,113
Zhefu Holding Group Co. Ltd. (A Shares)	130,200	56,128
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (b)	167,966	97,634
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	125,300	130,199
Zhejiang Chint Electric Co. Ltd. (A Shares)	46,900	122,062
Zhejiang Dahua Technology Co. Ltd. (A Shares)	74,700	161,673
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	11,000	79,243
Zhejiang Expressway Co. Ltd. (H Shares)	858,880	638,028
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	33,860	54,667
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	34,110	118,612
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	28,400	129,637
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	19,700	49,294
Zhejiang Juhua Co. Ltd. (A Shares)	57,500	128,089
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (b)(c)	188,100	508,297
Zhejiang Longsheng Group Co. Ltd. (A Shares)	77,500	83,235
Zhejiang NHU Co. Ltd. (A Shares)	65,380	146,406
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	40,500	118,672
Zhejiang Supor Cookware Co. Ltd.	9,700	68,430
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	35,600	76,997
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	33,200	62,995
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares) (b)	252,300	187,857
Zheshang Securities Co. Ltd.	76,900	103,588
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (b)(c)	262,600	410,251
Zhongji Innolight Co. Ltd. (A Shares)	17,700	252,857
Zhongjin Gold Co. Ltd. (A Shares)	107,400	141,294
Zhongsheng Group Holdings Ltd. Class H	302,000	509,784
Zhongtai Securities Co. Ltd. (A Shares)	132,800	121,092
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	27,044	125,812
(H Shares)	166,900	409,715
Zhuzhou Kibing Group Co. Ltd. (A Shares)	55,400	45,346
Zijin Mining Group Co. Ltd.:
(A Shares)	99,000	166,519
(H Shares)	2,416,000	3,585,016
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	197,900	198,790
ZTE Corp.:
(A Shares)	28,500	87,314
(H Shares)	414,280	719,924
ZTO Express, Inc. sponsored ADR	163,273	2,671,146
TOTAL CHINA		654,325,376
Colombia - 0.0%
Bancolombia SA	101,022	849,898
Interconexion Electrica SA ESP	163,149	706,397
TOTAL COLOMBIA		1,556,295
Czech Republic - 0.0%
CEZ A/S	61,158	2,316,989
Komercni Banka A/S	30,184	991,804
MONETA Money Bank A/S (c)	117,594	506,667
TOTAL CZECH REPUBLIC		3,815,460
Denmark - 2.2%
A.P. Moller - Maersk A/S:
Series A	1,115	2,022,262
Series B	1,811	3,339,121
Carlsberg A/S Series B	36,964	4,756,064
Coloplast A/S Series B	51,451	5,949,550
Danske Bank A/S	258,771	6,964,913
Demant A/S (b)	37,096	1,687,661
DSV A/S	69,875	12,501,324
Genmab A/S (b)	24,876	6,878,765
Novo Nordisk A/S Series B	1,224,371	139,951,070
Novozymes A/S Series B	137,154	7,045,061
ORSTED A/S (c)	71,068	4,005,730
Pandora A/S	31,745	4,643,780
Rockwool International A/S Series B	3,360	920,675
Tryg A/S	131,318	2,809,109
Vestas Wind Systems A/S (b)	379,366	10,696,231
TOTAL DENMARK		214,171,316
Egypt - 0.0%
Commercial International Bank SAE	941,512	2,684,376
Eastern Co. SAE	374,340	402,809
EFG-Hermes Holding SAE	342,651	200,711
TOTAL EGYPT		3,287,896
Finland - 0.7%
Elisa Corp. (A Shares)	53,284	2,432,925
Fortum Corp.	169,462	2,324,016
Kesko Oyj	103,735	2,026,884
Kone OYJ (B Shares)	127,613	6,335,648
Metso Corp.	251,356	2,523,540
Neste OYJ	159,098	5,510,588
Nokia Corp.	2,029,824	7,287,241
Nordea Bank Abp (Helsinki Stock Exchange)	1,198,509	14,801,873
Orion Oyj (B Shares)	41,148	1,899,700
Sampo Oyj (A Shares)	169,436	7,101,901
Stora Enso Oyj (R Shares)	219,392	2,801,300
UPM-Kymmene Corp.	200,548	7,297,374
Wartsila Corp.	178,613	2,644,471
TOTAL FINLAND		64,987,461
France - 6.5%
Accor SA	73,584	2,918,466
Adevinta ASA Class B (b)	129,182	1,387,964
Aeroports de Paris SA	12,894	1,733,457
Air Liquide SA	55,300	10,348,477
Air Liquide SA	132,566	24,807,526
Airbus Group NV	222,421	35,428,528
Alstom SA	105,755	1,333,614
Amundi SA (c)	22,605	1,536,598
Arkema SA	22,319	2,443,371
AXA SA	675,033	22,657,706
bioMerieux SA	15,267	1,649,905
BNP Paribas SA	393,748	26,453,632
Bollore SA	280,289	1,855,313
Bouygues SA	72,015	2,644,548
Bureau Veritas SA	110,059	2,937,837
Capgemini SA	58,732	13,151,330
Carrefour SA	217,185	3,707,847
Compagnie de St.-Gobain	171,109	12,098,527
Compagnie Generale des Etablissements Michelin SCA Series B	254,534	8,451,211
Covivio	18,907	922,745
Credit Agricole SA	398,254	5,704,928
Danone SA	241,699	16,102,868
Dassault Aviation SA	7,572	1,436,127
Dassault Systemes SA	250,861	13,004,205
Edenred SA	93,920	5,625,094
Eiffage SA	27,471	2,882,102
Engie SA	202,100	3,228,037
Engie SA	481,039	7,683,383
EssilorLuxottica SA	110,629	21,795,197
Eurazeo SA	16,095	1,374,985
Gecina SA	17,102	1,898,115
Getlink SE	135,819	2,348,473
Hermes International SCA	11,875	25,125,059
Ipsen SA	13,870	1,603,856
Kering SA	27,958	11,484,411
Klepierre SA	82,140	2,138,438
L'Oreal SA	60,825	29,108,069
L'Oreal SA	25,300	12,107,425
L'Oreal SA	4,395	2,103,246
La Francaise des Jeux SAEM (c)	40,571	1,650,329
Legrand SA	99,994	9,690,986
LVMH Moet Hennessy Louis Vuitton SE	103,573	86,178,843
Orange SA	700,494	8,330,227
Pernod Ricard SA	76,818	12,660,125
Publicis Groupe SA	86,057	8,658,468
Remy Cointreau SA	8,559	867,233
Renault SA	71,673	2,716,417
Safran SA	128,416	23,976,399
Sartorius Stedim Biotech	10,404	2,824,393
SEB SA	9,270	1,137,053
Societe Generale Series A	277,190	7,125,180
Sodexo SA	2,224	251,404
Sodexo SA	31,076	3,512,869
Teleperformance	22,409	3,527,265
Thales SA	39,586	5,790,353
TotalEnergies SE	859,750	55,776,773
Unibail-Rodamco-Westfield NV (b)	44,847	3,246,263
Veolia Environnement SA	255,727	8,332,567
VINCI SA	190,134	24,018,172
Vivendi SA	247,982	2,801,879
Worldline SA (b)(c)	91,110	1,231,670
TOTAL FRANCE		619,527,488
Germany - 5.0%
adidas AG	60,887	11,588,798
Allianz SE	151,105	40,371,635
BASF AG	335,121	16,020,122
Bayer AG	368,944	11,480,288
Bayerische Motoren Werke AG (BMW)	119,985	12,484,808
Bechtle AG	30,014	1,567,963
Beiersdorf AG	38,051	5,586,385
Brenntag SE	52,268	4,646,541
Carl Zeiss Meditec AG	15,293	1,628,915
Commerzbank AG	396,122	4,571,991
Continental AG	40,978	3,347,521
Covestro AG (b)(c)	72,906	3,866,989
Daimler Truck Holding AG	200,682	7,213,330
Deutsche Bank AG	726,786	9,451,956
Deutsche Borse AG	71,267	14,192,086
Deutsche Lufthansa AG (b)	230,512	1,930,138
Deutsche Telekom AG	1,214,685	29,817,877
DHL Group	371,905	17,893,377
E.ON SE	840,328	11,406,269
Evonik Industries AG	86,917	1,610,450
Fresenius Medical Care AG & Co. KGaA	76,427	2,953,874
Fresenius SE & Co. KGaA	159,213	4,494,246
GEA Group AG	60,965	2,450,917
Hannover Reuck SE	22,657	5,440,660
HeidelbergCement AG	52,533	4,875,615
HelloFresh AG (b)	56,530	755,708
Henkel AG & Co. KGaA	38,395	2,625,861
Infineon Technologies AG	490,405	17,878,654
Knorr-Bremse AG	27,575	1,714,709
LEG Immobilien AG (b)	27,431	2,296,277
Mercedes-Benz Group AG (Germany)	300,842	20,310,681
Merck KGaA	48,580	7,970,793
MTU Aero Engines AG	20,248	4,676,186
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	51,175	21,801,161
Nemetschek SE	21,959	2,041,348
Puma AG	39,995	1,609,550
Rational AG	1,875	1,446,787
Rheinmetall AG	16,408	5,759,394
RWE AG	237,629	8,816,138
SAP SE	391,731	67,866,041
Scout24 AG (c)	28,438	2,102,748
Siemens AG	285,153	51,049,197
Siemens Energy AG (b)	194,094	2,929,262
Siemens Healthineers AG (c)	105,980	5,939,660
Symrise AG	50,040	5,188,265
Talanx AG	24,379	1,713,832
Volkswagen AG	10,819	1,527,438
Vonovia SE	275,404	8,579,485
Wacker Chemie AG	6,691	733,581
Zalando SE (b)(c)	85,270	1,702,555
TOTAL GERMANY		479,928,062
Greece - 0.1%
Alpha Bank SA (b)	832,869	1,485,135
Eurobank Ergasias Services and Holdings SA (b)	966,298	1,866,125
Ff Group (b)(d)	5,453	0
Hellenic Telecommunications Organization SA	71,705	995,767
Jumbo SA	44,640	1,254,304
Motor Oil (HELLAS) Corinth Refineries SA	23,651	646,148
Mytilineos SA	37,183	1,526,979
National Bank of Greece SA (b)	286,949	2,180,044
OPAP SA	69,191	1,197,891
Piraeus Financial Holdings SA (b)	265,360	1,075,405
Public Power Corp. of Greece (b)	77,397	1,023,790
TOTAL GREECE		13,251,588
Hong Kong - 1.2%
AIA Group Ltd.	4,308,695	33,790,596
CK Asset Holdings Ltd.	737,471	3,327,723
CK Infrastructure Holdings Ltd.	240,136	1,426,130
CLP Holdings Ltd.	619,108	4,924,038
Futu Holdings Ltd. ADR (b)	20,212	944,305
Hang Lung Properties Ltd.	669,998	777,841
Hang Seng Bank Ltd.	291,050	3,029,880
Henderson Land Development Co. Ltd.	540,059	1,407,190
HKT Trust/HKT Ltd. unit	1,444,557	1,735,290
Hong Kong & China Gas Co. Ltd.	4,247,468	3,022,614
Hong Kong Exchanges and Clearing Ltd.	453,102	13,737,511
Hongkong Land Holdings Ltd.	408,667	1,275,657
Jardine Matheson Holdings Ltd.	59,519	2,389,935
Jinmao Property Services Co. Ltd.	316	66
Kingboard Laminates Holdings Ltd.	335,000	201,341
Link (REIT)	966,350	4,846,908
MTR Corp. Ltd.	584,818	1,902,594
New World Development Co. Ltd. (a)	559,090	685,251
Nine Dragons Paper (Holdings) Ltd.	574,000	212,660
Orient Overseas International Ltd.	48,500	724,018
Power Assets Holdings Ltd.	514,354	3,011,639
Prudential PLC	1,034,258	10,624,484
Sino Biopharmaceutical Ltd.	3,856,250	1,391,475
Sino Land Ltd.	1,416,952	1,480,097
Sun Hung Kai Properties Ltd.	544,062	5,077,945
Swire Pacific Ltd. (A Shares)	158,004	1,222,482
Swire Properties Ltd.	454,355	849,087
Techtronic Industries Co. Ltd.	517,347	5,494,798
Vinda International Holdings Ltd. (a)	115,000	339,794
WH Group Ltd. (c)	3,075,946	1,814,793
Wharf Real Estate Investment Co. Ltd.	632,654	1,853,571
Xinyi Glass Holdings Ltd.	623,568	516,953
TOTAL HONG KONG		114,038,666
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	169,261	1,387,187
OTP Bank PLC	89,258	4,135,214
Richter Gedeon PLC	53,700	1,449,611
TOTAL HUNGARY		6,972,012
India - 4.7%
ABB India Ltd.	19,618	1,104,423
Adani Enterprises Ltd.	64,363	2,434,868
Adani Green Energy Ltd. (b)	119,193	2,413,380
Adani Ports & Special Economic Zone Ltd.	198,551	2,885,219
Adani Power Ltd. (b)	290,834	1,973,501
Ambuja Cements Ltd.	219,608	1,477,394
APL Apollo Tubes Ltd.	61,649	1,116,822
Apollo Hospitals Enterprise Ltd.	37,459	2,863,029
Ashok Leyland Ltd.	550,451	1,164,802
Asian Paints Ltd.	144,225	5,120,883
Astral Ltd.	46,863	1,032,011
AU Small Finance Bank Ltd. (c)	59,605	457,147
Aurobindo Pharma Ltd.	98,231	1,360,062
Avenue Supermarts Ltd. (b)(c)	61,451	2,806,617
Axis Bank Ltd.	856,819	11,011,638
Bajaj Auto Ltd.	25,592	2,364,780
Bajaj Finance Ltd.	102,331	8,466,439
Bajaj Finserv Ltd.	144,038	2,820,933
Bajaj Holdings & Investment Ltd.	9,960	1,002,685
Balkrishna Industries Ltd.	28,506	842,090
Bandhan Bank Ltd. (c)	266,042	732,606
Bank of Baroda	394,769	1,174,983
Berger Paints India Ltd.	109,003	741,507
Bharat Electronics Ltd.	1,384,033	3,098,573
Bharat Forge Ltd.	95,252	1,415,211
Bharat Petroleum Corp. Ltd.	279,211	1,691,583
Bharti Airtel Ltd.	844,428	11,906,813
Britannia Industries Ltd.	40,168	2,511,266
Cg Power & Industrial Soluti	226,053	1,274,744
Cholamandalam Investment and Finance Co. Ltd.	158,674	2,259,532
Cipla Ltd./India	198,655	3,229,570
Coal India Ltd.	581,244	2,844,754
Colgate-Palmolive Ltd.	50,704	1,569,626
Container Corp. of India Ltd.	103,684	1,106,261
Cummins India Ltd.	51,860	1,432,223
Dabur India Ltd.	231,948	1,505,976
Divi's Laboratories Ltd.	45,485	2,009,808
DLF Ltd.	232,623	2,244,651
Dr. Reddy's Laboratories Ltd.	40,322	2,961,459
Eicher Motors Ltd.	52,089	2,410,221
GAIL India Ltd.	851,996	1,772,058
Godrej Consumer Products Ltd.	151,014	2,116,769
Godrej Properties Ltd. (b)	46,453	1,326,643
Grasim Industries Ltd.	100,060	2,619,715
Havells India Ltd.	92,674	1,443,344
HCL Technologies Ltd.	356,047	6,749,768
HDFC Asset Management Co. Ltd. (c)	32,425	1,398,077
HDFC Bank Ltd.	1,051,708	18,487,217
HDFC Standard Life Insurance Co. Ltd. (c)	361,721	2,510,626
Hero Motocorp Ltd.	41,783	2,325,106
Hindalco Industries Ltd.	464,924	3,236,599
Hindustan Aeronautics Ltd.	74,401	2,691,213
Hindustan Petroleum Corp. Ltd.	210,740	1,175,582
Hindustan Unilever Ltd.	309,262	9,243,462
ICICI Bank Ltd.	1,944,584	24,073,558
ICICI Lombard General Insurance Co. Ltd. (c)	91,864	1,652,358
ICICI Prudential Life Insurance Co. Ltd. (c)	134,020	811,554
IDFC Bank Ltd. (b)	1,275,670	1,294,363
Indian Oil Corp. Ltd.	1,048,844	1,856,564
Indian Railway Catering & Tourism Corp. Ltd.	90,507	1,064,120
Indraprastha Gas Ltd.	111,425	577,797
IndusInd Bank Ltd.	106,253	1,960,705
Info Edge India Ltd.	26,180	1,584,441
Infosys Ltd.	1,246,188	24,833,503
InterGlobe Aviation Ltd. (b)(c)	52,016	1,854,198
ITC Ltd.	1,123,922	5,972,286
Jindal Steel & Power Ltd.	130,044	1,185,542
Jio Financial Services Ltd.	1,196,700	3,571,458
JSW Steel Ltd.	232,224	2,285,567
Jubilant Foodworks Ltd.	147,334	921,453
Kotak Mahindra Bank Ltd.	410,438	9,017,053
Larsen & Toubro Ltd.	252,700	10,574,788
Ltimindtree Ltd. (c)	33,720	2,207,665
Lupin Ltd.	76,793	1,390,058
Macrotech Developers Ltd. (c)	89,269	1,151,396
Mahindra & Mahindra Ltd.	351,066	6,977,960
Marico Ltd.	192,680	1,225,031
Maruti Suzuki India Ltd.	51,083	6,262,681
Max Healthcare Institute Ltd.	293,992	2,763,559
Mphasis BFL Ltd.	27,939	872,668
MRF Ltd.	714	1,223,790
Muthoot Finance Ltd.	44,676	750,407
Nestle India Ltd.	127,495	3,844,171
NTPC Ltd.	1,642,525	6,285,945
Oil & Natural Gas Corp. Ltd.	1,183,858	3,594,672
One97 Communications Ltd. (b)	82,114	750,465
Page Industries Ltd.	2,248	1,009,374
Persistent Systems Ltd.	18,535	1,859,406
Petronet LNG Ltd.	280,057	907,484
PI Industries Ltd.	31,083	1,262,581
Pidilite Industries Ltd.	58,129	1,770,953
Polycab India Ltd.	16,622	868,465
Power Finance Corp. Ltd.	558,673	2,981,810
Power Grid Corp. of India Ltd.	1,748,355	5,458,366
REC Ltd.	495,357	2,974,405
Reliance Industries Ltd.	1,141,953	39,216,608
Samvardhana Motherson International Ltd.	866,702	1,181,080
SBI Cards & Payment Services Ltd.	103,966	895,845
SBI Life Insurance Co. Ltd. (c)	170,449	2,880,832
Shree Cement Ltd.	3,365	1,156,018
Shriram Transport Finance Co. Ltd.	106,521	3,164,884
Siemens Ltd.	32,802	1,634,658
Sona Blw Precision Forgings Ltd. (c)	150,727	1,121,394
SRF Ltd.	55,178	1,542,679
State Bank of India	669,319	5,167,840
Sun Pharmaceutical Industries Ltd.	361,457	6,172,428
Supreme Industries Ltd.	24,107	1,198,865
Suzlon Energy Ltd. (b)	3,258,553	1,801,035
Tata Communications Ltd.	42,266	883,759
Tata Consultancy Services Ltd.	343,199	15,756,717
Tata Consumer Products Ltd.	210,672	2,835,814
Tata Elxsi Ltd.	12,684	1,160,512
Tata Motors Ltd.	619,934	6,595,013
Tata Motors Ltd. Class A	177,169	1,245,393
Tata Power Co. Ltd./The	544,797	2,553,597
Tata Steel Ltd.	2,777,153	4,545,630
Tech Mahindra Ltd.	203,161	3,253,351
The Indian Hotels Co. Ltd.	315,462	1,869,825
Titan Co. Ltd.	133,122	5,921,085
Torrent Pharmaceuticals Ltd.	38,045	1,158,905
Trent Ltd.	67,106	2,494,097
Tube Investments of India Ltd.	39,335	1,848,150
Tvs Motor Co. Ltd.	89,966	2,166,816
Ultratech Cement Ltd.	43,469	5,312,747
United Spirits Ltd.	107,907	1,414,302
UPL Ltd.	170,096	1,100,221
Varun Beverages Ltd.	170,943	2,635,912
Vedanta Ltd.	345,970	1,141,776
Wipro Ltd.	493,471	2,821,167
Yes Bank Ltd. (b)	4,755,890	1,380,614
Zomato Ltd. (b)	1,945,650	3,267,551
TOTAL INDIA		453,918,009
Indonesia - 0.5%
Amman Mineral Internasional PT	2,409,000	1,149,204
Indofood Sukses Makmur Tbk PT	1,604,700	648,392
PT Adaro Energy Indonesia Tbk	5,270,100	799,089
PT Aneka Tambang Tbk	2,924,000	286,883
PT Astra International Tbk	7,672,900	2,486,330
PT Bank Central Asia Tbk	20,809,300	12,590,177
PT Bank Mandiri (Persero) Tbk	14,023,900	5,904,283
PT Bank Negara Indonesia (Persero) Tbk	5,664,900	2,060,978
PT Bank Rakyat Indonesia (Persero) Tbk	25,626,954	9,231,740
PT Barito Pacific Tbk	10,390,157	696,986
PT Charoen Pokphand Indonesia Tbk	2,851,000	809,176
PT GoTo Gojek Tokopedia Tbk (b)	311,459,912	1,727,762
PT Indah Kiat Pulp & Paper Tbk	936,900	464,106
PT Indofood CBP Sukses Makmur Tbk	921,300	686,473
PT Kalbe Farma Tbk	8,208,000	785,534
PT Merdeka Copper Gold Tbk (b)	3,624,195	619,398
PT Sarana Menara Nusantara Tbk	7,660,100	430,878
PT Semen Indonesia (Persero) Tbk	1,262,533	495,844
PT Sumber Alfaria Trijaya Tbk	7,030,000	1,179,875
PT Surya Citra Media Tbk	20	0
PT Telkom Indonesia Persero Tbk	18,703,300	4,691,290
PT Unilever Indonesia Tbk	2,796,100	548,946
PT United Tractors Tbk	547,700	795,593
TOTAL INDONESIA		49,088,937
Ireland - 0.3%
AerCap Holdings NV (b)	75,327	5,767,035
AIB Group PLC	590,781	2,602,351
Bank of Ireland Group PLC	396,745	3,648,459
Kerry Group PLC Class A	59,949	5,356,580
Kingspan Group PLC (Ireland)	58,067	4,741,617
Smurfit Kappa Group PLC	98,171	3,665,527
TOTAL IRELAND		25,781,569
Israel - 0.4%
Azrieli Group	15,541	1,051,475
Bank Hapoalim BM (Reg.)	472,976	4,042,873
Bank Leumi le-Israel BM	575,970	4,399,020
Check Point Software Technologies Ltd. (b)	35,202	5,594,654
Elbit Systems Ltd. (Israel)	10,135	2,092,154
Global-e Online Ltd. (a)(b)	34,126	1,288,939
Icl Group Ltd.	294,784	1,354,418
Israel Discount Bank Ltd. (Class A)	457,335	2,229,159
Mizrahi Tefahot Bank Ltd.	57,049	2,131,664
NICE Ltd. (b)	23,478	4,840,738
NICE Ltd. sponsored ADR (b)	360	74,916
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	421,737	5,103,018
Wix.com Ltd. (b)	20,138	2,555,109
TOTAL ISRAEL		36,758,137
Italy - 1.5%
Amplifon SpA	47,308	1,552,689
Assicurazioni Generali SpA	377,824	8,448,025
Banco BPM SpA	457,462	2,476,840
Coca-Cola HBC AG	82,272	2,427,250
Davide Campari Milano NV	231,031	2,349,444
DiaSorin SpA	8,238	761,546
Enel SpA	3,042,379	20,759,298
Eni SpA	884,486	14,099,891
Ferrari NV (Italy)	47,289	16,542,760
FinecoBank SpA	230,145	3,340,279
Infrastrutture Wireless Italiane SpA (c)	127,581	1,550,424
Intesa Sanpaolo SpA	5,821,604	17,938,085
Leonardo SpA	149,980	2,626,561
Mediobanca SpA	207,371	2,756,502
Moncler SpA	77,448	4,795,898
Nexi SpA (b)(c)	222,705	1,719,399
Poste Italiane SpA (c)	194,890	2,119,866
Prysmian SpA	99,092	4,389,567
Recordati SpA	39,905	2,212,330
Snam SpA	751,618	3,670,862
Telecom Italia SpA (b)	1,940,517	584,886
Telecom Italia SpA (Risparmio Shares) (b)	1,667,908	525,611
Terna - Rete Elettrica Nazionale	526,250	4,451,927
UniCredit SpA	602,437	17,646,616
TOTAL ITALY		139,746,556
Japan - 14.6%
Advantest Corp.	287,848	11,455,733
AEON Co. Ltd.	245,242	5,860,592
AGC, Inc.	72,373	2,721,822
Aisin Seiki Co. Ltd.	55,762	2,081,880
Ajinomoto Co., Inc.	166,761	6,848,031
Ana Holdings, Inc. (a)(b)	58,356	1,289,561
Asahi Group Holdings	180,849	6,721,790
ASAHI INTECC Co. Ltd.	80,492	1,529,421
Asahi Kasei Corp.	472,130	3,580,418
Astellas Pharma, Inc.	681,130	7,930,044
Azbil Corp.	43,922	1,419,326
Bandai Namco Holdings, Inc.	226,294	4,899,841
BayCurrent Consulting, Inc.	49,900	1,160,125
Bridgestone Corp.	213,920	9,269,729
Brother Industries Ltd.	84,821	1,420,971
Canon, Inc.	375,083	10,332,465
Capcom Co. Ltd.	65,374	2,493,285
Central Japan Railway Co.	270,310	6,755,762
Chiba Bank Ltd.	195,532	1,448,944
Chubu Electric Power Co., Inc.	242,944	3,151,638
Chugai Pharmaceutical Co. Ltd.	252,160	9,070,251
Concordia Financial Group Ltd.	402,015	1,915,781
Dai Nippon Printing Co. Ltd.	75,838	2,194,748
Dai-ichi Mutual Life Insurance Co.	353,165	7,745,884
Daifuku Co. Ltd.	112,703	2,222,503
Daiichi Sankyo Kabushiki Kaisha	694,373	20,788,859
Daikin Industries Ltd.	98,946	15,854,349
Daito Trust Construction Co. Ltd.	23,265	2,646,407
Daiwa House Industry Co. Ltd.	222,259	6,872,682
Daiwa House REIT Investment Corp.	858	1,516,001
Daiwa Securities Group, Inc.	502,844	3,603,815
DENSO Corp.	710,500	11,160,570
Dentsu Group, Inc.	76,814	2,038,742
Disco Corp.	34,587	9,332,929
East Japan Railway Co.	113,395	6,485,362
Eisai Co. Ltd.	95,348	4,489,810
ENEOS Holdings, Inc.	1,084,705	4,380,641
FANUC Corp.	357,750	9,896,215
Fast Retailing Co. Ltd.	65,674	17,533,446
Fuji Electric Co. Ltd.	46,825	2,344,998
FUJIFILM Holdings Corp.	139,953	8,870,911
Fujitsu Ltd.	66,094	9,148,357
GLP J-REIT	1,750	1,562,459
Hamamatsu Photonics K.K.	53,742	2,123,073
Hankyu Hanshin Holdings, Inc.	85,821	2,625,739
Hikari Tsushin, Inc.	7,622	1,328,133
Hirose Electric Co. Ltd.	11,815	1,374,709
Hitachi Construction Machinery Co. Ltd.	41,209	1,169,199
Hitachi Ltd.	347,856	27,324,210
Honda Motor Co. Ltd.	1,733,327	19,375,239
Hoshizaki Corp.	41,100	1,495,275
Hoya Corp.	132,970	16,891,071
Hulic Co. Ltd.	143,094	1,580,093
Ibiden Co. Ltd.	42,105	2,118,721
Idemitsu Kosan Co. Ltd.	364,425	2,023,646
Iida Group Holdings Co. Ltd.	57,340	865,659
INPEX Corp.	364,806	4,958,612
Isuzu Motors Ltd.	220,045	3,002,502
Itochu Corp.	445,522	20,219,626
Japan Airlines Co. Ltd.	52,540	1,009,596
Japan Exchange Group, Inc.	187,108	4,141,022
Japan Post Bank Co. Ltd.	542,390	5,640,777
Japan Post Holdings Co. Ltd.	777,630	7,444,006
Japan Post Insurance Co. Ltd.	70,716	1,323,937
Japan Real Estate Investment Corp.	481	1,843,934
Japan Retail Fund Investment Corp.	2,652	1,800,292
Japan Tobacco, Inc.	449,881	11,857,687
JFE Holdings, Inc.	216,542	3,418,943
JSR Corp.	67,001	1,827,431
Kajima Corp.	157,344	2,808,096
Kansai Electric Power Co., Inc.	261,694	3,570,065
Kao Corp.	175,305	6,936,394
Kawasaki Kisen Kaisha Ltd. (a)	52,100	2,538,510
KDDI Corp.	561,187	18,594,963
KDX Realty Investment Corp.	1,526	1,655,317
Keisei Electric Railway Co.	48,730	2,205,026
Keyence Corp.	73,020	32,668,993
Kikkoman Corp.	50,473	3,105,516
Kintetsu Group Holdings Co. Ltd.	68,270	2,106,639
Kirin Holdings Co. Ltd.	290,708	4,178,627
Kobe Bussan Co. Ltd.	55,821	1,426,378
Koei Tecmo Holdings Co. Ltd.	43,876	546,527
Koito Manufacturing Co. Ltd.	71,904	1,100,799
Komatsu Ltd.	347,463	9,885,308
Konami Group Corp.	38,092	2,342,589
Kose Corp.	12,234	800,381
Kubota Corp.	377,125	5,708,720
Kyocera Corp.	482,868	7,069,226
Kyowa Hakko Kirin Co., Ltd.	104,163	1,640,773
Lasertec Corp.	28,374	7,389,419
LY Corp.	1,002,196	3,117,866
M3, Inc.	163,434	2,578,989
Makita Corp.	84,520	2,274,855
Marubeni Corp.	536,929	9,158,222
MatsukiyoCocokara & Co.	129,700	2,357,529
Mazda Motor Corp.	210,272	2,549,222
McDonald's Holdings Co. (Japan) Ltd. (a)	32,868	1,463,431
Meiji Holdings Co. Ltd.	87,526	2,116,782
Minebea Mitsumi, Inc.	136,860	2,828,925
Misumi Group, Inc.	108,075	1,852,935
Mitsubishi Chemical Holdings Corp.	484,762	2,922,990
Mitsubishi Corp.	1,292,842	22,282,064
Mitsubishi Electric Corp.	725,796	10,771,031
Mitsubishi Estate Co. Ltd.	421,967	5,846,741
Mitsubishi Heavy Industries Ltd.	120,501	8,037,838
Mitsubishi UFJ Financial Group, Inc.	4,283,357	40,120,278
Mitsubishi UFJ Lease & Finance Co. Ltd.	297,899	2,112,238
Mitsui & Co. Ltd.	485,204	19,678,544
Mitsui Chemicals, Inc.	64,743	1,905,404
Mitsui Fudosan Co. Ltd.	333,806	8,379,791
Mitsui OSK Lines Ltd.	130,200	4,676,849
Mizuho Financial Group, Inc.	905,014	16,436,474
MonotaRO Co. Ltd.	94,950	894,260
MS&AD Insurance Group Holdings, Inc.	160,937	6,645,855
Murata Manufacturing Co. Ltd.	647,098	13,066,283
NEC Corp.	92,356	6,034,977
Nexon Co. Ltd.	129,179	2,061,573
Nidec Corp.	156,941	5,853,400
Nintendo Co. Ltd.	389,710	21,773,455
Nippon Building Fund, Inc.	577	2,334,606
Nippon Express Holdings, Inc.	26,573	1,581,660
Nippon Paint Holdings Co. Ltd.	356,710	2,809,564
Nippon Prologis REIT, Inc.	854	1,519,439
Nippon Sanso Holdings Corp.	63,947	1,620,373
Nippon Steel & Sumitomo Metal Corp.	321,624	7,739,778
Nippon Telegraph & Telephone Corp.	11,174,025	14,031,837
Nippon Yusen KK (a)	182,753	6,297,826
Nissan Chemical Corp.	46,522	1,855,429
Nissan Motor Co. Ltd.	862,771	3,387,090
Nissin Food Holdings Co. Ltd.	74,289	2,403,352
Nitori Holdings Co. Ltd.	29,780	3,897,658
Nitto Denko Corp.	54,255	4,500,879
Nomura Holdings, Inc.	1,128,006	6,075,610
Nomura Real Estate Holdings, Inc.	40,814	1,116,904
Nomura Real Estate Master Fund, Inc.	1,566	1,713,620
Nomura Research Institute Ltd.	145,524	4,450,638
NTT Data Corp.	237,315	3,418,197
Obayashi Corp.	245,743	2,274,730
OBIC Co. Ltd.	26,269	4,035,172
Odakyu Electric Railway Co. Ltd.	117,990	1,802,946
Oji Holdings Corp.	316,056	1,235,727
Olympus Corp.	452,248	6,694,927
OMRON Corp.	65,384	2,940,010
Ono Pharmaceutical Co. Ltd.	147,365	2,656,127
Open House Group Co. Ltd.	28,300	885,001
Oracle Corp. Japan	14,238	1,122,085
Oriental Land Co. Ltd.	409,285	15,200,883
ORIX Corp.	440,096	8,497,932
Osaka Gas Co. Ltd.	138,975	2,926,377
Otsuka Corp.	42,104	1,771,643
Otsuka Holdings Co. Ltd.	157,585	6,194,402
Pan Pacific International Holdings Ltd.	143,508	3,102,140
Panasonic Holdings Corp.	829,480	7,812,690
Rakuten Group, Inc.	565,050	2,482,128
Recruit Holdings Co. Ltd.	540,936	21,366,279
Renesas Electronics Corp. (b)	551,767	9,053,165
Resona Holdings, Inc.	799,943	4,415,895
Ricoh Co. Ltd.	208,262	1,636,939
ROHM Co. Ltd.	125,648	2,168,589
SBI Holdings, Inc. Japan	92,564	2,273,897
SCSK Corp.	59,756	1,173,287
Secom Co. Ltd.	78,806	5,719,768
Seiko Epson Corp.	109,162	1,593,482
Sekisui Chemical Co. Ltd.	144,952	2,069,558
Sekisui House Ltd.	223,908	5,054,543
Seven & i Holdings Co. Ltd.	282,840	11,170,717
SG Holdings Co. Ltd.	121,216	1,569,760
Sharp Corp. (b)	93,013	625,448
Shimadzu Corp.	90,021	2,489,259
SHIMANO, Inc.	28,974	4,159,952
SHIMIZU Corp.	193,043	1,292,255
Shin-Etsu Chemical Co. Ltd.	683,445	26,901,894
Shionogi & Co. Ltd.	97,360	4,672,932
Shiseido Co. Ltd.	150,894	4,206,426
Shizuoka Financial Group	177,412	1,621,547
SMC Corp.	21,457	11,943,921
SoftBank Corp.	1,076,629	14,303,927
SoftBank Group Corp.	386,242	16,674,313
Sompo Holdings, Inc.	110,979	5,754,423
Sony Group Corp.	473,042	46,390,471
Square Enix Holdings Co. Ltd.	31,292	1,222,774
Subaru Corp.	231,805	4,624,351
Sumco Corp.	129,064	1,956,665
Sumitomo Chemical Co. Ltd.	519,285	1,222,699
Sumitomo Corp.	389,261	8,952,167
Sumitomo Electric Industries Ltd.	268,632	3,570,553
Sumitomo Metal Mining Co. Ltd.	93,328	2,579,463
Sumitomo Mitsui Financial Group, Inc.	476,685	24,793,998
Sumitomo Mitsui Trust Holdings, Inc.	246,254	5,046,550
Sumitomo Realty & Development Co. Ltd.	107,508	3,381,036
Suntory Beverage & Food Ltd.	51,537	1,681,383
Suzuki Motor Corp.	138,364	6,215,130
Sysmex Corp.	63,265	3,427,210
T&D Holdings, Inc.	186,027	3,080,376
Taisei Corp.	64,187	2,340,168
Takeda Pharmaceutical Co. Ltd.	593,746	17,450,479
TDK Corp.	146,284	7,278,337
Terumo Corp.	252,835	8,558,958
TIS, Inc.	83,620	1,859,863
Tobu Railway Co. Ltd.	69,486	1,840,217
Toho Co. Ltd.	41,413	1,349,018
Tokio Marine Holdings, Inc.	676,263	17,831,319
Tokyo Electric Power Co., Inc. (b)	573,866	3,055,353
Tokyo Electron Ltd.	177,044	32,854,490
Tokyo Gas Co. Ltd.	138,962	3,192,219
Tokyu Corp.	184,281	2,162,405
Toppan Holdings, Inc.	92,858	2,559,581
Toray Industries, Inc.	519,353	2,594,912
Tosoh Corp.	96,951	1,250,149
Toto Ltd.	48,839	1,321,842
Toyota Industries Corp.	55,142	4,663,861
Toyota Motor Corp.	3,977,965	79,431,293
Toyota Tsusho Corp.	79,811	5,230,129
Trend Micro, Inc.	50,530	2,890,789
Unicharm Corp.	151,497	5,212,768
USS Co. Ltd.	76,717	1,450,827
West Japan Railway Co.	82,059	3,417,718
Yakult Honsha Co. Ltd.	97,254	2,124,182
Yamaha Corp.	48,632	1,069,445
Yamaha Motor Co. Ltd.	334,734	3,163,823
Yamato Holdings Co. Ltd.	101,002	1,745,964
Yaskawa Electric Corp.	90,435	3,408,163
Yokogawa Electric Corp.	85,423	1,678,623
Zensho Holdings Co. Ltd.	34,300	1,679,628
ZOZO, Inc.	52,307	1,145,341
TOTAL JAPAN		1,401,165,543
Jordan - 0.0%
Hikma Pharmaceuticals PLC	63,594	1,556,648
Korea (South) - 3.1%
AMOREPACIFIC Corp.	10,754	948,621
Celltrion Pharm, Inc. (b)	6,746	513,912
Celltrion, Inc.	58,125	7,799,922
CJ CheilJedang Corp.	2,984	651,624
Cosmo AM&T Co. Ltd. (b)	8,945	884,277
Coway Co. Ltd.	21,717	900,825
Db Insurance Co. Ltd.	16,693	1,101,180
Delivery Hero AG (b)(c)	65,045	1,475,826
Doosan Bobcat, Inc.	19,899	757,843
Doosan Heavy Industries & Construction Co. Ltd. (b)	175,241	2,024,399
Ecopro BM Co. Ltd.	18,377	2,917,048
Ecopro Co. Ltd.	7,514	2,802,804
F&F Co. Ltd.	6,215	330,059
GS Holdings Corp.	17,737	615,114
Hana Financial Group, Inc.	111,215	3,976,810
Hankook Tire Co. Ltd.	29,117	1,114,441
Hanmi Pharm Co. Ltd.	2,533	614,555
Hanmi Semiconductor Co. Ltd.	15,901	693,447
Hanon Systems	66,957	312,510
Hanwha Aerospace Co. Ltd.	12,941	1,336,476
Hanwha Ocean Co. Ltd. (b)	20,845	342,565
Hanwha Solutions Corp. (b)	41,496	1,030,881
HD Hyundai Co. Ltd.	16,184	862,612
HD Hyundai Heavy Industries Co. Ltd. (b)	8,119	691,793
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	15,571	1,321,161
HLB, Inc.	43,953	2,216,951
HMM Co. Ltd.	89,876	1,291,748
Hotel Shilla Co.	11,331	493,561
HYBE Co. Ltd. (b)	7,681	1,158,103
Hyundai Engineering & Construction Co. Ltd.	28,875	747,319
Hyundai Glovis Co. Ltd.	6,930	907,442
Hyundai Mipo Dockyard Co. Ltd. (b)	8,651	436,082
Hyundai Mobis	23,400	3,668,073
Hyundai Motor Co. Ltd.	51,456	7,484,372
Hyundai Steel Co.	31,382	785,864
Industrial Bank of Korea	106,137	995,833
JYP Entertainment Corp.	10,282	578,672
Kakao Corp.	117,578	4,598,033
Kakao Pay Corp. (b)	9,806	346,079
KakaoBank Corp.	61,399	1,247,960
Kangwon Land, Inc.	33,604	377,027
KB Financial Group, Inc.	144,863	6,147,727
Kia Corp.	98,564	7,570,892
Korea Aerospace Industries Ltd.	27,010	1,017,663
Korea Electric Power Corp. (b)	94,271	1,397,954
Korea Investment Holdings Co. Ltd.	14,792	679,200
Korea Zinc Co. Ltd.	3,105	1,099,990
Korean Air Lines Co. Ltd.	68,768	1,156,204
KRAFTON, Inc. (b)	11,090	1,778,374
KT Corp.	23,577	624,515
KT&G Corp.	39,532	2,684,817
Kum Yang Co. Ltd. (b)	11,796	689,134
Kumho Petro Chemical Co. Ltd.	6,026	561,920
L&F Co. Ltd.	9,602	1,023,790
LG Chemical Ltd.	18,412	5,970,805
LG Corp.	35,322	2,168,921
LG Display Co. Ltd. (b)	85,208	740,475
LG Display Co. Ltd. rights 3/7/24 (b)	27,087	32,067
LG Electronics, Inc.	39,626	2,762,134
LG Energy Solution (b)	17,648	5,009,278
LG H & H Co. Ltd.	3,165	717,356
LG Innotek Co. Ltd.	5,244	747,939
LG Uplus Corp.	81,066	620,671
Lotte Chemical Corp.	7,127	697,141
Meritz Financial Holdings Co.	39,937	2,050,393
Mirae Asset Securities Co. Ltd.	90,091	529,715
NAVER Corp.	49,436	7,372,086
NCSOFT Corp.	5,237	772,937
Netmarble Corp. (b)(c)	9,616	419,170
NH Investment & Securities Co. Ltd.	56,006	444,374
Orion Corp./Republic of Korea	8,594	594,410
Pearl Abyss Corp. (b)	11,592	283,079
POSCO	27,014	8,571,104
POSCO Chemtech Co. Ltd.	11,675	2,199,184
POSCO ICT Co. Ltd.	19,656	837,682
Posco International Corp.	19,224	754,604
S-Oil Corp.	16,714	849,754
Samsung Biologics Co. Ltd. (b)(c)	6,628	4,172,191
Samsung C&T Corp.	30,962	3,198,550
Samsung Electro-Mechanics Co. Ltd.	20,721	2,155,029
Samsung Electronics Co. Ltd.	1,785,550	97,022,235
Samsung Engineering Co. Ltd. (b)	57,508	959,215
Samsung Fire & Marine Insurance Co. Ltd.	11,499	2,275,445
Samsung Heavy Industries Co. Ltd. (b)	245,034	1,335,476
Samsung Life Insurance Co. Ltd.	29,412	1,528,430
Samsung SDI Co. Ltd.	20,761	5,761,733
Samsung SDS Co. Ltd.	14,712	1,673,077
Samsung Securities Co. Ltd.	23,398	657,682
Shinhan Financial Group Co. Ltd.	166,013	5,086,709
SK Biopharmaceuticals Co. Ltd. (b)	11,308	785,442
SK Bioscience Co. Ltd. (b)	9,938	472,304
SK Hynix, Inc.	205,214	20,550,501
SK IE Technology Co. Ltd. (b)(c)	10,642	589,861
SK Innovation Co., Ltd.	22,331	1,946,028
SK Square Co. Ltd. (b)	36,701	1,425,783
SK Telecom Co. Ltd.	20,543	772,398
SK, Inc.	13,602	1,864,565
SKC Co. Ltd.	6,838	392,046
Woori Financial Group, Inc.	233,590	2,421,972
Yuhan Corp.	21,630	956,041
TOTAL KOREA (SOUTH)		292,933,996
Kuwait - 0.2%
Agility Public Warehousing Co. KSC (b)	588,826	1,110,631
Boubyan Bank KSC	505,024	1,008,406
Gulf Bank	786,537	741,775
Kuwait Finance House KSCP	3,053,537	7,666,116
Mabanee Co. SAKC	247,866	620,673
Mobile Telecommunication Co.	729,434	1,247,747
National Bank of Kuwait	2,838,397	9,045,948
TOTAL KUWAIT		21,441,296
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	191,164	5,296,992
Eurofins Scientific SA	51,249	3,107,087
Reinet Investments SCA	51,007	1,278,383
TOTAL LUXEMBOURG		9,682,462
Macau - 0.1%
Galaxy Entertainment Group Ltd.	826,136	4,287,546
Sands China Ltd. (b)	902,387	2,368,560
TOTAL MACAU		6,656,106
Malaysia - 0.4%
AMMB Holdings Bhd	709,400	635,126
Axiata Group Bhd	968,034	557,746
CelcomDigi Bhd	1,285,200	1,151,369
CIMB Group Holdings Bhd	2,432,411	3,203,835
Dialog Group Bhd	1,205,222	466,105
Gamuda Bhd	682,609	722,959
Genting Bhd	811,400	808,326
Genting Malaysia Bhd	1,138,900	648,927
Hong Leong Bank Bhd	243,800	989,441
IHH Healthcare Bhd	796,700	1,027,902
Inari Amertron Bhd	988,700	661,868
IOI Corp. Bhd	895,800	755,295
IOI Properties Group Bhd	30	14
Kuala Lumpur Kepong Bhd	176,141	826,028
Malayan Banking Bhd	2,011,107	3,933,723
Malaysia Airports Holdings Bhd	361,716	588,184
Maxis Bhd	837,900	672,574
MISC Bhd	529,700	822,214
MR DIY Group M Sdn Bhd (c)	1,263,950	368,784
Nestle (Malaysia) Bhd	27,200	681,691
Petronas Chemicals Group Bhd	1,030,600	1,473,049
Petronas Dagangan Bhd	106,100	474,854
Petronas Gas Bhd	300,100	1,124,877
PPB Group Bhd	244,380	746,116
Press Metal Aluminium Holdings	1,388,600	1,389,769
Public Bank Bhd	5,516,200	5,113,613
QL Resources Bhd	385,450	475,012
RHB Bank Bhd	537,254	635,569
Sime Darby Bhd	952,885	488,913
Sime Darby Plantation Bhd	792,640	739,165
Sime Darby Property Bhd	10	2
SP Setia Bhd	13	2
Telekom Malaysia Bhd	453,197	566,396
Tenaga Nasional Bhd	991,900	2,247,340
TOTAL MALAYSIA		34,996,788
Mexico - 0.8%
Alfa SA de CV Series A (a)	1,135,400	893,200
America Movil S.A.B. de CV Series L	7,095,800	6,410,812
Arca Continental S.A.B. de CV	195,600	2,222,441
Banco del Bajio SA (c)	297,000	1,129,917
CEMEX S.A.B. de CV unit (a)(b)	5,646,094	4,691,000
Coca-Cola FEMSA S.A.B. de CV unit	194,575	1,852,428
Fibra Uno Administracion SA de CV	1,078,200	1,832,968
Fomento Economico Mexicano S.A.B. de CV unit	730,900	9,912,790
Gruma S.A.B. de CV Series B	68,340	1,279,328
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	146,400	2,279,167
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	73,010	2,128,304
Grupo Aeroportuario Norte S.A.B. de CV	105,900	969,507
Grupo Bimbo S.A.B. de CV Series A	502,400	2,291,982
Grupo Carso SA de CV Series A1	212,800	1,995,027
Grupo Financiero Banorte S.A.B. de CV Series O	976,000	9,927,000
Grupo Financiero Inbursa S.A.B. de CV Series O (b)	697,400	2,060,413
Grupo Mexico SA de CV Series B	1,170,824	6,041,361
Industrias Penoles SA de CV (b)	72,610	954,859
Kimberly-Clark de Mexico SA de CV Series A	560,000	1,276,728
Operadora de Sites Mexicanos, SA de CV	488,100	530,312
Orbia Advance Corp. S.A.B. de CV	376,937	751,618
Prologis Property Mexico SA (a)	260,692	1,074,333
Promotora y Operadora de Infraestructura S.A.B. de CV	70,405	692,740
Southern Copper Corp.	31,904	2,619,318
Wal-Mart de Mexico SA de CV Series V	1,968,200	8,131,697
TOTAL MEXICO		73,949,250
Netherlands - 3.8%
ABN AMRO Bank NV GDR (Bearer) (c)	179,040	2,643,053
Adyen BV (b)(c)	8,150	10,221,629
AEGON NV	609,141	3,596,944
Akzo Nobel NV	64,572	4,959,936
Argenx SE (b)	22,205	8,385,319
ASM International NV (Netherlands)	17,656	9,849,529
ASML Holding NV (Netherlands)	151,257	131,228,780
ASR Nederland NV	59,606	2,815,632
BE Semiconductor Industries NV	28,696	4,335,445
Euronext NV (c)	32,335	2,853,213
EXOR NV	34,871	3,386,382
Heineken Holding NV	48,274	4,061,412
Heineken NV (Bearer)	107,734	10,837,554
IMCD NV	21,516	3,301,832
ING Groep NV (Certificaten Van Aandelen)	1,355,989	19,266,528
JDE Peet's BV	36,394	899,107
Koninklijke Ahold Delhaize NV	360,540	10,139,527
Koninklijke KPN NV	1,259,434	4,284,270
Koninklijke Philips Electronics NV	296,339	6,269,216
NN Group NV	101,596	4,164,240
OCI NV	39,808	1,145,206
Randstad NV	41,731	2,379,407
Shell PLC (London)	2,481,789	76,941,237
Stellantis NV (Italy)	829,709	18,377,180
Universal Music Group NV	307,830	9,074,130
Wolters Kluwer NV	93,200	13,748,449
TOTAL NETHERLANDS		369,165,157
New Zealand - 0.2%
Auckland International Airport Ltd.	503,514	2,575,296
Fisher & Paykel Healthcare Corp.	218,514	3,156,009
Mercury Nz Ltd.	264,331	1,081,888
Meridian Energy Ltd.	502,653	1,702,884
Spark New Zealand Ltd.	681,762	2,211,962
Xero Ltd. (b)	54,223	3,881,208
TOTAL NEW ZEALAND		14,609,247
Norway - 0.4%
Aker BP ASA	118,268	3,157,637
DNB Bank ASA	345,937	6,724,921
Equinor ASA	337,589	9,660,815
Gjensidige Forsikring ASA	75,597	1,219,788
Kongsberg Gruppen ASA	33,328	1,701,694
Mowi ASA	176,128	3,178,501
Norsk Hydro ASA	499,904	2,929,689
Orkla ASA	260,365	2,042,370
Salmar ASA	27,671	1,538,615
Telenor ASA	236,890	2,628,545
TOTAL NORWAY		34,782,575
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	81,575	1,237,493
Credicorp Ltd. (United States)	25,515	3,787,191
TOTAL PERU		5,024,684
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	623,190	536,259
Altus Property Ventures, Inc. (b)	7	1
Ayala Corp.	91,580	1,103,072
Ayala Land, Inc.	2,470,300	1,492,287
Bank of the Philippine Islands (BPI)	752,597	1,474,244
BDO Unibank, Inc.	887,001	2,282,586
DMCI Holdings, Inc.	4	1
International Container Terminal Services, Inc.	372,910	1,611,892
JG Summit Holdings, Inc.	960,636	653,406
Jollibee Food Corp.	167,480	755,353
Manila Electric Co.	105,350	677,646
Metropolitan Bank & Trust Co.	640,931	648,995
PLDT, Inc.	28,020	633,423
SM Investments Corp.	93,943	1,499,239
SM Prime Holdings, Inc.	3,856,300	2,344,947
Universal Robina Corp.	323,210	640,782
TOTAL PHILIPPINES		16,354,133
Poland - 0.3%
Allegro.eu SA (b)(c)	196,093	1,488,028
Bank Polska Kasa Opieki SA	68,438	2,640,678
Budimex SA	4,571	783,114
CD Projekt RED SA	23,714	620,367
Cyfrowy Polsat SA (a)(b)	87,993	238,983
Dino Polska SA (b)(c)	18,535	2,008,500
KGHM Polska Miedz SA (Bearer)	53,118	1,491,732
LPP SA	422	1,640,933
mBank SA (b)	5,424	723,624
Orlen SA	216,907	3,394,327
PGE Polska Grupa Energetyczna SA (b)	328,516	695,076
Powszechna Kasa Oszczednosci Bank SA	330,116	4,204,617
Powszechny Zaklad Ubezpieczen SA	229,227	2,768,482
Santander Bank Polska SA	13,618	1,656,273
TOTAL POLAND		24,354,734
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(d)	82,039	1
Energias de Portugal SA	1,181,616	5,289,220
Galp Energia SGPS SA Class B	168,144	2,655,739
Jeronimo Martins SGPS SA	105,077	2,393,776
TOTAL PORTUGAL		10,338,736
Qatar - 0.2%
Barwa Real Estate Co.	792,285	627,779
Dukhan Bank	662,915	713,530
Industries Qatar QSC	573,371	1,889,715
Masraf al Rayan	2,063,799	1,332,032
Mesaieed Petrochemical Holding Co.	1,661,322	766,553
Ooredoo QSC	296,927	872,595
Qatar Electricity & Water Co.	160,955	766,095
Qatar Fuel Co.	224,901	969,774
Qatar Gas Transport Co. Ltd. (Nakilat)	926,009	882,519
Qatar International Islamic Bank QSC	367,599	1,054,033
Qatar Islamic Bank	626,081	3,353,084
Qatar National Bank SAQ	1,736,861	7,398,713
The Commercial Bank of Qatar	1,239,706	1,787,546
TOTAL QATAR		22,413,968
Romania - 0.0%
NEPI Rockcastle PLC	185,708	1,250,584
Russia - 0.0%
Alrosa Co. Ltd. (b)(d)	846,411	145,603
Gazprom OAO (b)(d)	3,422,762	370,342
Gazprom OAO sponsored ADR (Reg. S) (b)(d)	266,976	60,988
Inter Rao Ues JSC (b)(d)	12,405,200	70,719
LUKOIL PJSC (b)(d)	135,807	43,465
LUKOIL PJSC sponsored ADR (b)(d)	3,670	1,038
MMC Norilsk Nickel PJSC (b)(d)	18,102	124,484
MMC Norilsk Nickel PJSC sponsored ADR (b)(d)	27,948	67,075
Mobile TeleSystems OJSC sponsored ADR (b)(d)	145,706	145,122
Moscow Exchange MICEX-RTS OAO (b)(d)	524,685	104,290
Novatek PJSC GDR (Reg. S) (b)(d)	30,578	1,712,368
Novolipetsk Steel OJSC (b)(d)	477,930	4,744
Ozon Holdings PLC ADR (b)(d)	15,142	32,802
PhosAgro PJSC:
GDR (Reg. S) (b)(d)	46,691	958
sponsored GDR (Reg. S) (b)(d)	300	6
Polyus PJSC (b)(d)	11,075	26,930
Rosneft Oil Co. OJSC (b)(d)	322,313	55,737
Rosneft Oil Co. OJSC GDR (Reg. S) (b)(d)	56,929	13,461
Sberbank of Russia (b)(d)	3,621,326	23,023
Severstal PAO (b)(d)	60,348	1,393
Severstal PAO GDR (Reg. S) (b)(d)	9,813	232
Surgutneftegas OJSC (b)(d)	1,105,600	13,989
Surgutneftegas OJSC sponsored ADR (b)(d)	71,885	13,275
Tatneft PAO (b)(d)	446,514	57,426
TCS Group Holding PLC GDR (b)(d)	40,237	52,980
United Co. RUSAL International PJSC (b)(d)	1,020,580	127,182
VK Co. Ltd. (b)(d)	25,459	7,821
VK Co. Ltd. GDR (Reg. S) (b)(d)	12,889	3,959
VTB Bank OJSC (b)(d)	1,160,850,350	45,860
X5 Retail Group NV GDR (Reg. S) (b)(d)	41,220	10,056
Yandex NV Class A (b)(d)	102,848	397,048
TOTAL RUSSIA		3,734,376
Saudi Arabia - 1.1%
ACWA Power Co.	35,204	2,252,996
Advanced Petrochemicals Co.	44,679	453,331
Al Rajhi Bank	735,854	16,482,690
Alinma Bank	370,102	4,090,752
Almarai Co. Ltd.	93,655	1,426,015
Arab National Bank	249,011	1,658,701
Arabian Internet and Communications Services Co. Ltd.	8,644	756,042
Bank Al-Jazira (b)	159,510	858,354
Bank Albilad	183,259	2,179,502
Banque Saudi Fransi	220,215	2,348,897
Bupa Arabia for Cooperative Insurance Co.	30,669	1,689,612
Dallah Healthcare Co.	12,723	560,476
Dar Al Arkan Real Estate Development Co. (b)	191,613	664,241
Dr Sulaiman Al Habib Medical Services Group Co.	33,212	2,568,326
Elm Co.	9,072	2,182,060
Etihad Etisalat Co.	144,450	2,006,838
Jarir Marketing Co.	230,596	937,117
Luberef	19,014	740,259
Mobile Telecommunications Co. Saudi Arabia	158,559	564,032
Mouwasat Medical Services Co.	37,748	1,195,825
Nahdi Medical Co.	14,006	525,118
National Industrialization Co. (b)	115,264	359,614
Power & Water Utility Co. for Jubail & Yanbu	26,802	443,115
Rabigh Refining & Petrochemical Co. (b)	148,999	363,151
Riyad Bank	554,834	4,201,831
Sabic Agriculture-Nutrients Co.	88,629	3,029,849
Sahara International Petrochemical Co.	132,177	1,110,257
Saudi Arabian Mining Co.	486,092	6,014,418
Saudi Arabian Oil Co. (c)	993,897	8,109,983
Saudi Awwal Bank	379,922	3,642,088
Saudi Basic Industries Corp.	339,153	7,045,150
Saudi Electricity Co.	314,844	1,591,809
Saudi Industrial Investment Group	133,027	721,519
Saudi Investment Bank/The	184,876	769,064
Saudi Kayan Petrochemical Co. (b)	291,174	712,775
Saudi Research & Marketing Group (b)	12,886	714,724
Saudi Tadawul Group Holding Co.	17,422	962,598
Saudi Telecom Co.	752,992	8,192,335
The Co. for Cooperative Insurance	27,959	915,540
The Saudi National Bank	1,103,834	11,950,524
The Savola Group	95,658	1,146,590
Yanbu National Petrochemical Co.	102,139	1,045,875
TOTAL SAUDI ARABIA		109,183,993
Singapore - 0.9%
CapitaLand Ascendas REIT	1,385,154	3,001,946
CapitaLand Investment Ltd.	977,071	2,144,953
CapitaMall Trust	1,975,848	2,945,529
City Developments Ltd.	188,652	856,252
DBS Group Holdings Ltd.	678,800	16,077,583
Genting Singapore Ltd.	2,229,113	1,674,076
Grab Holdings Ltd. (b)	701,126	2,152,457
Jardine Cycle & Carriage Ltd.	39,900	769,912
Keppel Ltd.	553,320	2,940,211
Mapletree Logistics Trust (REIT)	1,314,398	1,511,395
Mapletree Pan Asia Commercial Trust	885,743	959,184
Oversea-Chinese Banking Corp. Ltd.	1,268,251	12,131,301
Sea Ltd. ADR (b)	137,712	5,252,336
Seatrium Ltd. (b)	16,972,558	1,259,596
Sembcorp Industries Ltd.	339,200	1,427,520
Singapore Airlines Ltd.	555,368	2,756,448
Singapore Exchange Ltd.	329,617	2,301,597
Singapore Technologies Engineering Ltd.	602,224	1,668,726
Singapore Telecommunications Ltd.	3,116,069	5,560,758
STMicroelectronics NV (France)	257,186	11,292,398
United Overseas Bank Ltd.	473,909	9,989,310
UOL Group Ltd.	175,715	815,947
TOTAL SINGAPORE		89,489,435
South Africa - 0.9%
Absa Group Ltd.	323,988	2,834,516
Anglo American Platinum Ltd.	24,316	1,035,097
Anglo American PLC (United Kingdom)	477,308	11,377,915
Aspen Pharmacare Holdings Ltd.	139,215	1,443,122
Bid Corp. Ltd.	127,123	3,083,475
Bidvest Group Ltd./The	106,286	1,401,232
Capitec Bank Holdings Ltd.	32,841	3,504,677
Clicks Group Ltd.	88,958	1,429,885
Discovery Ltd.	199,200	1,473,904
Exxaro Resources Ltd.	90,083	901,047
FirstRand Ltd.	1,901,674	6,898,742
Gold Fields Ltd.	336,417	4,963,924
Harmony Gold Mining Co. Ltd.	211,798	1,323,895
Impala Platinum Holdings Ltd.	334,353	1,297,843
Kumba Iron Ore Ltd.	24,061	710,694
MTN Group Ltd.	632,049	3,225,315
Naspers Ltd. Class N	70,065	11,740,458
Nedbank Group Ltd.	162,274	1,885,143
Northam Platinum Holdings Ltd.	130,360	878,211
Old Mutual Ltd.	1,749,454	1,163,344
OUTsurance Group Ltd.	333,865	746,281
Pepkor Holdings Ltd. (c)	745,795	768,799
Remgro Ltd.	184,949	1,557,829
Sanlam Ltd.	666,583	2,543,145
Sasol Ltd.	214,226	1,860,706
Shoprite Holdings Ltd.	190,994	2,769,553
Sibanye-Stillwater Ltd.	1,035,001	1,247,320
Standard Bank Group Ltd.	505,537	5,393,295
Vodacom Group Ltd.	229,847	1,146,135
Woolworths Holdings Ltd.	344,994	1,278,261
TOTAL SOUTH AFRICA		81,883,763
Spain - 1.6%
Acciona SA	9,540	1,239,763
ACS Actividades de Construccion y Servicios SA	77,468	3,063,303
ACS Actividades de Construccion y Servicios SA rights (b)	77,468	35,497
Aena SME SA (c)	28,164	4,999,250
Amadeus IT Holding SA Class A	169,303	11,903,752
Banco Bilbao Vizcaya Argentaria SA	2,237,044	20,937,482
Banco Santander SA (Spain)	6,069,386	24,393,225
CaixaBank SA	1,549,177	6,605,681
Cellnex Telecom SA (c)	212,681	8,183,406
Corp. ACCIONA Energias Renovables SA	24,532	638,933
EDP Renovaveis SA	114,469	1,861,785
Enagas SA	92,092	1,501,815
Endesa SA	119,589	2,372,843
Grifols SA (b)	113,997	1,249,829
Iberdrola SA	2,336,894	28,138,454
Industria de Diseno Textil SA	409,125	17,493,111
Naturgy Energy Group SA	46,439	1,254,666
Redeia Corp. SA	150,971	2,517,472
Repsol SA	482,582	7,126,908
Telefonica SA	1,841,435	7,492,493
TOTAL SPAIN		153,009,668
Sweden - 1.9%
Alfa Laval AB	107,905	3,982,676
ASSA ABLOY AB (B Shares)	375,814	10,306,972
Atlas Copco AB:
(A Shares)	1,012,792	16,163,576
(B Shares)	579,225	8,056,658
Beijer Ref AB (B Shares)	145,710	1,999,432
Boliden AB	103,304	2,749,208
Epiroc AB:
(A Shares)	244,359	4,317,518
(B Shares)	151,002	2,360,801
EQT AB	133,702	3,623,064
Ericsson (B Shares)	1,099,309	6,093,996
Essity AB (B Shares)	229,140	5,387,955
Evolution AB (c)	68,862	8,092,732
Fastighets AB Balder (b)	241,328	1,621,894
Getinge AB (B Shares)	87,242	1,875,343
H&M Hennes & Mauritz AB (B Shares)	243,406	3,449,479
Hexagon AB (B Shares)	779,698	8,509,303
Holmen AB (B Shares)	28,995	1,146,800
Husqvarna AB (B Shares)	128,410	1,004,413
Industrivarden AB:
(A Shares)	48,599	1,533,626
(C Shares)	54,862	1,728,630
Indutrade AB	103,613	2,531,918
Investment AB Latour (B Shares)	55,152	1,394,348
Investor AB:
(A Shares)	32,388	757,831
(B Shares)	614,486	14,519,765
L E Lundbergforetagen AB	28,125	1,471,835
Lifco AB	88,520	2,145,238
Nibe Industrier AB (B Shares)	571,418	3,444,986
Saab AB (B Shares)	30,236	1,954,787
Sagax AB	73,120	1,786,782
Sandvik AB	401,067	8,428,784
Securitas AB (B Shares)	180,942	1,762,188
Skandinaviska Enskilda Banken AB (A Shares)	594,074	8,457,291
Skanska AB (B Shares)	128,557	2,237,810
SKF AB (B Shares)	126,557	2,503,984
Svenska Cellulosa AB SCA (B Shares)	228,842	3,123,676
Svenska Handelsbanken AB (A Shares)	546,686	5,893,462
Swedbank AB (A Shares)	318,506	6,512,958
Swedish Orphan Biovitrum AB (b)	72,181	2,025,325
Tele2 AB (B Shares)	203,280	1,735,761
Telia Co. AB	890,732	2,297,353
Volvo AB:
(A Shares)	76,105	1,875,082
(B Shares)	564,818	13,563,252
Volvo Car AB (b)	213,962	561,703
TOTAL SWEDEN		184,990,195
Switzerland - 4.0%
ABB Ltd. (Reg.)	600,517	25,408,980
Adecco SA (Reg.)	60,257	2,621,296
Alcon, Inc. (Switzerland)	187,718	14,235,200
Avolta AG (b)	37,638	1,437,954
Bachem Holding AG (B Shares)	12,198	822,671
Baloise Holdings AG	17,158	2,749,813
Banque Cantonale Vaudoise	11,162	1,433,165
Barry Callebaut AG	1,365	2,002,538
BKW AG	8,018	1,277,565
Clariant AG (Reg.)	80,543	1,036,946
Compagnie Financiere Richemont SA Series A	195,853	29,090,944
DSM-Firmenich AG	69,914	7,410,538
Ems-Chemie Holding AG	2,669	2,027,382
Geberit AG (Reg.)	12,551	7,275,057
Givaudan SA	3,468	14,503,751
Helvetia Holding AG (Reg.)	13,947	2,021,867
Julius Baer Group Ltd.	77,506	4,219,538
Kuehne & Nagel International AG	20,489	6,975,686
Lindt & Spruengli AG	40	5,070,977
Lindt & Spruengli AG (participation certificate)	364	4,639,898
Logitech International SA (Reg.)	61,754	5,185,347
Lonza Group AG	27,958	13,668,827
Novartis AG	768,853	79,510,011
Partners Group Holding AG	8,518	11,578,439
Sandoz Group AG	154,152	5,323,286
Schindler Holding AG:
(participation certificate)	14,846	3,716,016
(Reg.)	9,290	2,221,978
SGS SA (Reg.)	56,369	5,228,315
Sig Group AG	113,861	2,396,101
Sika AG	57,226	15,797,695
Sonova Holding AG	19,085	6,141,612
Straumann Holding AG	41,953	6,436,731
Swatch Group AG (Bearer)	10,855	2,548,309
Swatch Group AG (Bearer) (Reg.)	19,132	875,733
Swiss Life Holding AG	11,071	7,972,095
Swiss Prime Site AG	28,681	2,914,797
Swisscom AG	9,713	5,810,129
Temenos AG	24,303	2,489,019
UBS Group AG	1,233,796	37,158,999
VAT Group AG (c)	10,172	4,793,965
Zurich Insurance Group Ltd.	54,739	27,853,172
TOTAL SWITZERLAND		385,882,342
Taiwan - 4.3%
Accton Technology Corp.	190,000	3,196,949
Acer, Inc.	1,092,288	1,604,461
Advantech Co. Ltd.	175,411	1,891,185
Alchip Technologies Ltd.	28,000	3,473,841
ASE Technology Holding Co. Ltd.	1,155,840	4,998,631
Asia Cement Corp.	884,466	1,121,840
ASUSTeK Computer, Inc.	265,000	3,763,599
AUO Corp.	2,400,000	1,402,852
Catcher Technology Co. Ltd.	215,000	1,336,232
Cathay Financial Holding Co. Ltd.	3,575,869	5,029,538
Chailease Holding Co. Ltd.	577,746	3,198,792
Chang Hwa Commercial Bank	2,020,454	1,128,161
Cheng Shin Rubber Industry Co. Ltd.	745,899	1,081,737
China Airlines Ltd.	1,067,490	693,512
China Development Financial Ho (b)	6,038,405	2,318,731
China Steel Corp.	4,461,426	3,575,831
Chunghwa Telecom Co. Ltd.	1,425,000	5,403,173
Compal Electronics, Inc.	1,583,000	1,815,851
CTBC Financial Holding Co. Ltd.	6,625,579	6,012,055
Delta Electronics, Inc.	733,621	6,566,240
E Ink Holdings, Inc.	324,000	2,149,120
E.SUN Financial Holdings Co. Ltd.	5,245,130	4,140,785
ECLAT Textile Co. Ltd.	65,941	1,151,125
eMemory Technology, Inc.	24,000	2,140,993
EVA Airways Corp.	1,009,000	1,017,266
Evergreen Marine Corp. (Taiwan)	385,248	1,848,251
Far Eastern New Century Corp.	1,109,664	1,095,072
Far EasTone Telecommunications Co. Ltd.	652,000	1,673,915
Feng Tay Enterprise Co. Ltd.	201,244	1,037,834
First Financial Holding Co. Ltd.	4,059,596	3,445,771
Formosa Chemicals & Fibre Corp.	1,304,590	2,355,756
Formosa Petrochemical Corp.	427,000	1,014,321
Formosa Plastics Corp.	1,428,480	3,283,397
Fubon Financial Holding Co. Ltd.	2,927,900	6,019,692
Gigabyte Technology Co. Ltd.	192,000	1,900,347
Global Unichip Corp.	33,000	1,620,528
GlobalWafers Co. Ltd.	81,000	1,496,755
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,682,990	15,322,295
Hotai Motor Co. Ltd.	117,220	2,375,141
Hua Nan Financial Holdings Co. Ltd.	3,349,423	2,307,726
Innolux Corp.	3,168,636	1,648,289
Inventec Corp.	1,014,280	1,781,769
Largan Precision Co. Ltd.	38,000	3,013,445
Lite-On Technology Corp.	759,910	2,632,202
MediaTek, Inc.	570,970	17,622,438
Mega Financial Holding Co. Ltd.	4,405,547	5,293,136
Micro-Star International Co. Ltd.	267,000	1,548,930
momo.com, Inc.	30,580	424,569
Nan Ya Plastics Corp.	1,802,780	3,494,532
Nan Ya Printed Circuit Board Corp.	85,000	613,780
Nanya Technology Corp.	477,000	1,046,406
Nien Made Enterprise Co. Ltd.	63,000	673,633
Novatek Microelectronics Corp.	215,000	3,503,014
Pegatron Corp.	742,000	1,956,446
PharmaEssentia Corp. (b)	87,000	873,742
Pou Chen Corp.	857,000	862,910
Powerchip Semiconductor Manufacturing Corp.	1,144,044	983,884
President Chain Store Corp.	216,000	1,821,552
Quanta Computer, Inc.	1,015,000	8,027,291
Realtek Semiconductor Corp.	182,090	2,725,616
Ruentex Development Co. Ltd.	566,851	645,847
Shin Kong Financial Holding Co. Ltd. (b)	4,876,475	1,305,959
Sinopac Financial Holdings Co.	3,991,390	2,443,126
Synnex Technology International Corp.	473,500	1,087,371
Taishin Financial Holdings Co. Ltd.	4,147,688	2,272,624
Taiwan Business Bank	2,371,840	1,010,986
Taiwan Cement Corp.	2,526,612	2,571,953
Taiwan Cooperative Financial Holding Co. Ltd.	3,841,229	3,117,024
Taiwan High Speed Rail Corp.	763,000	720,076
Taiwan Mobile Co. Ltd.	661,600	2,068,486
Taiwan Semiconductor Manufacturing Co. Ltd.	9,243,000	185,069,406
The Shanghai Commercial & Savings Bank Ltd.	1,432,059	2,024,409
Uni-President Enterprises Corp.	1,823,080	4,213,802
Unimicron Technology Corp.	512,000	2,873,061
United Microelectronics Corp.	4,236,000	6,599,615
Vanguard International Semiconductor Corp.	341,000	800,278
Voltronic Power Technology Corp.	25,000	1,069,293
Walsin Lihwa Corp.	1,086,312	1,226,796
Wan Hai Lines Ltd.	263,360	411,268
Winbond Electronics Corp.	1,153,582	1,002,919
Wistron Corp.	970,000	3,552,223
Wiwynn Corp.	36,000	2,538,558
WPG Holding Co. Ltd.	590,320	1,643,736
Yageo Corp.	125,352	2,205,288
Yang Ming Marine Transport Corp.	643,000	980,667
Yuanta Financial Holding Co. Ltd.	3,830,075	3,302,573
Zhen Ding Technology Holding Ltd.	263,302	847,836
TOTAL TAIWAN		415,162,065
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	228,500	1,404,398
Advanced Information Service PCL NVDR	226,800	1,393,949
Airports of Thailand PCL:
(For. Reg.)	841,000	1,411,249
NVDR	747,300	1,254,014
Asset World Corp. PCL:
(For. Reg.)	2,164,600	242,321
NVDR	974,800	109,126
Bangkok Dusit Medical Services PCL:
(For. Reg.)	2,030,000	1,568,115
NVDR	2,206,100	1,704,147
Bangkok Expressway and Metro PCL:
(For. Reg.)	1,674,400	345,541
NVDR	1,011,600	208,761
Banpu PCL NVDR	3,398,400	591,211
Berli Jucker PCL:
(For. Reg.)	279,800	185,828
NVDR	94,500	62,762
BTS Group Holdings PCL:
(For. Reg.)	1,613,500	269,763
NVDR	1,314,100	221,281
Bumrungrad Hospital PCL:
(For. Reg.)	104,400	703,902
NVDR	114,900	774,697
Central Pattana PCL:
(For. Reg.)	469,500	852,933
NVDR	282,600	513,395
Central Retail Corp. PCL:
(For. Reg.)	262,466	244,572
NVDR	414,100	385,868
Charoen Pokphand Foods PCL:
(For. Reg.)	706,700	369,515
NVDR	762,800	398,848
CP ALL PCL:
(For. Reg.)	1,177,300	1,727,142
NVDR	1,050,100	1,540,535
CP Axtra PCL NVDR	767,900	613,447
Delta Electronics PCL NVDR	1,157,500	2,552,755
Energy Absolute PCL:
(For. Reg.)	273,800	305,016
NVDR	344,500	383,777
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	139,900	193,100
NVDR	113,100	156,109
Gulf Energy Development PCL:
(For. Reg.)	350,400	427,706
NVDR	722,600	882,022
Home Product Center PCL:
(For. Reg.)	1,156,167	340,763
NVDR	1,042,400	307,232
Indorama Ventures PCL NVDR	597,000	395,727
Intouch Holdings PCL:
(For. Reg.)	169,100	349,948
NVDR	196,000	405,617
Kasikornbank PCL NVDR	217,200	733,138
Krung Thai Bank PCL:
(For. Reg.)	788,655	352,270
NVDR	527,800	235,753
Krungthai Card PCL:
(For. Reg.)	150,000	184,296
NVDR	224,400	275,707
Land & House PCL:
(For. Reg.)	2,087,000	448,773
NVDR	1,095,500	235,568
Minor International PCL:
(For. Reg.)	1,019,598	873,610
NVDR	303,500	260,044
Muangthai Leasing PCL:
(For. Reg.)	145,909	173,871
NVDR	134,200	159,918
Osotspa PCL:
(For. Reg.)	123,400	72,099
NVDR	368,200	215,128
PTT Exploration and Production PCL:
(For. Reg.)	372,744	1,567,684
NVDR	157,400	661,992
PTT Global Chemical PCL:
(For. Reg.)	534,039	501,823
NVDR	296,600	278,708
PTT Oil & Retail Business PCL NVDR	1,150,400	577,713
PTT PCL:
(For. Reg.)	2,596,900	2,456,699
NVDR	1,113,600	1,053,479
SCB X PCL:
(For. Reg.)	94,050	274,336
NVDR	222,500	649,013
SCG Packaging PCL NVDR	456,000	403,014
Siam Cement PCL:
(For. Reg.)	166,100	1,259,962
NVDR	134,700	1,021,775
Thai Oil PCL:
(For. Reg.)	321,912	493,551
NVDR	127,810	195,957
TMBThanachart Bank PCL NVDR	8,385,400	421,463
True Corp. PCL	2,632,130	446,038
True Corp. PCL NVDR	1,403,171	237,780
TOTAL THAILAND		42,518,254
Turkey - 0.2%
Akbank TAS	1,192,303	1,553,589
Aselsan A/S	491,264	819,178
Bim Birlesik Magazalar A/S JSC	172,637	2,167,563
Eregli Demir ve Celik Fabrikalari T.A.S. (b)	516,164	733,805
Ford Otomotiv Sanayi A/S	25,189	732,137
Haci Omer Sabanci Holding A/S	373,148	892,752
Hektas Ticaret A/S (b)	413,442	242,792
Koc Holding A/S	277,334	1,468,696
Koza Altin Isletmeleri A/S	351,308	240,341
Pegasus Hava Tasimaciligi A/S (b)	16,395	406,566
Sasa Polyester Sanayi A/S	525,181	666,320
Tofas Turk Otomobil Fabrikasi A/S	45,418	368,792
Turk Hava Yollari AO (b)	218,719	1,965,912
Turkcell Iletisim Hizmet A/S	437,573	988,487
Turkiye Is Bankasi A/S Series C	1,283,143	1,084,191
Turkiye Petrol Rafinerileri A/S	371,959	1,838,651
Turkiye Sise ve Cam Fabrikalari A/S	504,329	819,358
Yapi ve Kredi Bankasi A/S	1,222,059	879,544
TOTAL TURKEY		17,868,674
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	1,117,900	2,739,242
Abu Dhabi Islamic Bank	532,055	1,622,406
Abu Dhabi National Oil Co. for Distribution PJSC	1,161,689	1,122,802
Aldar Properties PJSC	1,473,281	2,045,694
Americana Restaurants International PLC	927,903	785,684
Dubai Islamic Bank Pakistan Ltd.	1,065,413	1,833,243
Emaar Properties PJSC	2,498,298	5,053,800
Emirates NBD Bank PJSC	719,252	3,466,086
Emirates Telecommunications Corp.	1,313,997	6,861,641
First Abu Dhabi Bank PJSC	1,667,354	6,645,901
Multiply Group (b)	1,431,968	1,126,720
NMC Health PLC (b)(d)	30,958	6
TOTAL UNITED ARAB EMIRATES		33,303,225
United Kingdom - 7.0%
3i Group PLC	364,772	11,419,169
Abrdn PLC	710,577	1,517,367
Admiral Group PLC	97,916	3,120,837
AngloGold Ashanti PLC	158,421	2,860,251
Ashtead Group PLC	164,372	10,836,215
Associated British Foods PLC	129,603	3,844,996
AstraZeneca PLC (United Kingdom)	581,467	77,089,059
Auto Trader Group PLC (c)	344,889	3,172,938
Aviva PLC	1,023,210	5,605,695
BAE Systems PLC	1,140,651	17,014,088
Barclays PLC	5,661,666	10,521,232
Barratt Developments PLC	369,228	2,528,654
Berkeley Group Holdings PLC	40,436	2,460,251
BP PLC	6,403,885	37,401,353
British American Tobacco PLC (United Kingdom)	796,693	23,489,386
BT Group PLC	2,438,828	3,467,795
Bunzl PLC	126,644	5,159,945
Burberry Group PLC	137,702	2,282,587
Centrica PLC	2,061,793	3,617,574
CK Hutchison Holdings Ltd.	1,008,393	5,208,169
Coca-Cola European Partners PLC	77,635	5,349,052
Compass Group PLC	642,382	17,693,624
Croda International PLC	52,799	3,215,130
DCC PLC (United Kingdom)	37,137	2,708,988
Diageo PLC	843,100	30,450,969
Entain PLC	237,333	2,912,076
Flutter Entertainment PLC (b)	66,424	13,708,572
Halma PLC	143,405	3,985,496
Hargreaves Lansdown PLC	136,354	1,323,313
HSBC Holdings PLC (United Kingdom)	7,303,539	57,023,866
Imperial Brands PLC	319,605	7,672,159
Informa PLC	522,152	5,144,236
InterContinental Hotel Group PLC	62,106	5,884,735
Intertek Group PLC	60,728	3,457,840
J Sainsbury PLC	623,500	2,135,017
JD Sports Fashion PLC	959,593	1,423,436
Kingfisher PLC	715,321	1,988,827
Land Securities Group PLC	262,306	2,225,887
Legal & General Group PLC	2,239,969	7,238,717
Lloyds Banking Group PLC	23,809,582	12,763,265
London Stock Exchange Group PLC	156,018	17,647,830
M&G PLC	830,898	2,359,766
Melrose Industries PLC	506,719	3,793,911
National Grid PLC	1,405,772	18,723,625
NatWest Group PLC	2,162,365	6,102,494
Next PLC	45,276	4,858,792
Ocado Group PLC (b)	217,825	1,508,887
Pearson PLC	239,758	2,941,298
Pepco Group NV (a)(b)	63,590	349,383
Persimmon PLC	118,394	2,195,096
Phoenix Group Holdings PLC	284,254	1,820,628
Reckitt Benckiser Group PLC	269,091	19,455,517
RELX PLC (London Stock Exchange)	707,966	29,220,640
Rentokil Initial PLC	948,336	4,883,692
Rolls-Royce Holdings PLC (b)	3,159,212	11,993,795
Sage Group PLC	385,926	5,761,410
Schroders PLC	299,338	1,540,924
Segro PLC	440,735	4,925,236
Severn Trent PLC	101,450	3,340,186
Smith & Nephew PLC	329,826	4,612,617
Smiths Group PLC	131,240	2,698,549
Spirax-Sarco Engineering PLC	27,487	3,485,169
SSE PLC	409,570	8,723,001
St. James's Place PLC	204,211	1,693,047
Standard Chartered PLC (United Kingdom)	860,456	6,502,935
Taylor Wimpey PLC	1,308,117	2,456,825
Tesco PLC	2,662,991	9,649,667
Unilever PLC	937,799	45,633,524
United Utilities Group PLC	256,613	3,456,261
Vodafone Group PLC	8,436,908	7,172,571
Vodafone Group PLC sponsored ADR	20,171	173,471
Whitbread PLC	72,864	3,320,566
Wise PLC (b)	231,557	2,376,376
WPP PLC	405,762	3,923,919
TOTAL UNITED KINGDOM		670,224,374
United States of America - 4.6%
Brookfield Renewable Corp.	50,353	1,406,716
BRP, Inc.	13,044	823,127
CRH PLC	265,412	18,916,697
CSL Ltd.	181,400	35,622,886
CyberArk Software Ltd. (b)	15,819	3,693,420
Experian PLC	345,090	14,363,473
Ferrovial SE	192,527	7,367,544
GSK PLC	1,536,441	30,387,328
Haleon PLC	2,081,778	8,455,694
Holcim AG	195,405	14,981,163
James Hardie Industries PLC CDI (b)	165,293	6,210,132
JBS SA	295,200	1,396,039
Legend Biotech Corp. ADR (b)	27,063	1,490,089
Monday.com Ltd. (b)	9,807	2,059,862
Nestle SA (Reg. S)	1,001,300	114,098,743
Parade Technologies Ltd.	28,000	993,567
QIAGEN NV (Germany)	83,667	3,653,377
Roche Holding AG:
(Bearer)	11,964	3,629,614
(participation certificate)	263,612	75,054,648
Sanofi SA	427,119	42,774,053
Schneider Electric SA	204,259	40,126,708
Swiss Re Ltd.	113,166	12,995,829
Tenaris SA	177,446	2,821,835
TOTAL UNITED STATES OF AMERICA		443,322,544
Zambia - 0.0%
First Quantum Minerals Ltd.	217,930	1,977,572
TOTAL COMMON STOCKS (Cost $8,367,014,507)		9,196,471,761

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	1,992,644	6,173,721
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	100,707	931,780
Companhia Energetica de Minas Gerais (CEMIG) (PN)	530,405	1,233,301
Companhia Paranaense de Energia-COPEL (PN-B)	356,000	727,894
Gerdau SA	438,540	1,862,361
Itau Unibanco Holding SA	1,816,721	12,020,046
Itausa-Investimentos Itau SA (PN)	2,040,280	4,118,117
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	1,805,400	14,740,116
TOTAL BRAZIL		41,807,336
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	54,137	2,346,441
Colombia - 0.0%
Bancolombia SA (PN)	165,777	1,306,130
France - 0.0%
Air Liquide SA	8,637	1,616,271
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	21,504	2,108,973
Dr. Ing. h.c. F. Porsche AG Series F (c)	42,877	3,666,197
Henkel AG & Co. KGaA	64,126	4,915,803
Porsche Automobil Holding SE (Germany)	58,129	2,902,030
Sartorius AG (non-vtg.)	9,756	3,594,214
Volkswagen AG	77,479	9,964,967
TOTAL GERMANY		27,152,184
Korea (South) - 0.2%
Hyundai Motor Co. Ltd.	8,326	736,212
Hyundai Motor Co. Ltd. Series 2	14,595	1,289,651
LG Chemical Ltd.	3,195	647,754
LG H & H Co. Ltd.	694	71,061
Samsung Electronics Co. Ltd.	317,192	13,879,163
TOTAL KOREA (SOUTH)		16,623,841
Russia - 0.0%
Surgutneftegas OJSC (b)(d)	2,913,333	52,411
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $89,288,021)		90,904,614

Nonconvertible Bonds - 0.0%
		Principal Amount (e)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	8,992

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (f) (Cost $9,969,104)	10,000,000	9,969,309

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	274,018,048	274,072,851
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	18,428,684	18,430,527
TOTAL MONEY MARKET FUNDS (Cost $292,503,378)		292,503,378

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,758,788,969)	9,589,858,054
NET OTHER ASSETS (LIABILITIES) - 0.0% (i)	(742,359)
NET ASSETS - 100.0%	9,589,115,695

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	1,769	Mar 2024	197,508,850	4,829,174	4,829,174
ICE MSCI Emerging Markets Index Contracts (United States)	1,708	Mar 2024	83,760,320	(370,578)	(370,578)
TME S&P/TSX 60 Index Contracts (Canada)	123	Mar 2024	23,252,393	561,300	561,300

TOTAL FUTURES CONTRACTS					5,019,896
The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Currency Abbreviations
INR	-	Indian rupee

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $187,473,228 or 2.0% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,969,309.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $1,008,957 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	93,306,422	464,825,946	284,059,517	2,528,465	-	-	274,072,851	0.5%
Fidelity Securities Lending Cash Central Fund 5.39%	30,949,089	52,006,019	64,524,581	159,307	-	-	18,430,527	0.1%
Total	124,255,511	516,831,965	348,584,098	2,687,772	-	-	292,503,378

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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